UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Global Asset Allocation Fund
Class IA
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IA1	$90	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Global Asset Allocation Fund returned 14.69%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 17.15% and 14.67%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative International Enhanced Equity strategy
↑	Quantitative U.S. Large Cap Equity strategy
↑	Fundamental High Yield Bond strategy

Top detractors from performance:
↓	Security selection effects within the underlying Quantitative U.S. Small Cap Equity strategy detracted from benchmark-relative results
↓	An off-benchmark allocation to the Global Alpha (capital appreciation) Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash, which collectively detracted from performance.
Putnam VT Global Asset Allocation Fund	PAGE 1	38923-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	14.69	8.67	8.71
Russell 3000 Index	17.15	13.15	14.29
Putnam Balanced Blended Benchmark†	14.67	7.63	9.14
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$97,286,072
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,235
Total Management Fee Paid	$557,611
Portfolio Turnover Rate	167%
Putnam VT Global Asset Allocation Fund	PAGE 2	38923-ATSIA-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Jacqueline Kenney, CFA and Thomas A. Nelson, CFA.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Asset Allocation Fund	PAGE 3	38923-ATSIA-0226

Putnam VT Global Asset Allocation Fund
Class IB
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB1	$117	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Global Asset Allocation Fund returned 14.38%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 17.15% and 14.67%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative International Enhanced Equity strategy
↑	Quantitative U.S. Large Cap Equity strategy
↑	Fundamental High Yield Bond strategy

Top detractors from performance:
↓	Security selection effects within the underlying Quantitative U.S. Small Cap Equity strategy detracted from benchmark-relative results
↓	An off-benchmark allocation to the Global Alpha (capital appreciation) Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash, which collectively detracted from performance.
Putnam VT Global Asset Allocation Fund	PAGE 1	38923-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	14.38	8.39	8.43
Russell 3000 Index	17.15	13.15	14.29
Putnam Balanced Blended Benchmark†	14.67	7.63	9.14
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$97,286,072
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,235
Total Management Fee Paid	$557,611
Portfolio Turnover Rate	167%
Putnam VT Global Asset Allocation Fund	PAGE 2	38923-ATSIB-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Jacqueline Kenney, CFA and Thomas A. Nelson, CFA.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Asset Allocation Fund	PAGE 3	38923-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Global Asset
Allocation Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 52
Notes to Financial Statements 56
Report of Independent Registered Public Accounting Firm 73
Tax Information 74
Changes In and Disagreements with Accountants 75
Results of Meeting(s) of Shareholders 75
Remuneration Paid to Directors, Officers and Others 75
Board Approval of Management and Subadvisory Agreements 75

Putnam Variable Trust
Financial Highlights
Putnam VT Global Asset Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.99 $17.56 $15.19 $20.05 $18.21
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.36 0.30 0.25 0.22
Net realized and unrealized gains (losses) ........... 2.15 2.52 2.36 (3.20) 2.30
Total from investment operations .................... 2.46 2.88 2.66 (2.95) 2.52
Less distributions from:
Net investment income .......................... (0.51) (0.45) (0.29) (0.29) (0.18)
Net realized gains ............................. (2.47) — — (1.62) (0.50)
Total distributions ............................... (2.98) (0.45) (0.29) (1.91) (0.68)
Net asset value, end of year ....................... $19.47 $19.99 $17.56 $15.19 $20.05
Total return
c
................................... 14.69% 16.63% 17.78% (15.82)% 14.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 0.89% 0.93% 0.91% 0.84%
Expenses net of waiver and payments by affiliates
d
...... 0.84% 0.85% 0.86% 0.86% 0.84%
Net investment income ........................... 1.66% 1.88% 1.87% 1.56% 1.13%
Supplemental data
Net assets, end of year (000’s) ..................... $69,075 $68,410 $68,403 $66,140 $89,120
Portfolio turnover rate ............................ 167% 234% 262% 262% 306%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.34 $17.86 $15.44 $20.34 $18.47
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.31 0.26 0.22 0.17
Net realized and unrealized gains (losses) ........... 2.20 2.58 2.41 (3.26) 2.34
Total from investment operations .................... 2.47 2.89 2.67 (3.04) 2.51
Less distributions from:
Net investment income .......................... (0.46) (0.41) (0.25) (0.24) (0.14)
Net realized gains ............................. (2.47) — — (1.62) (0.50)
Total distributions ............................... (2.93) (0.41) (0.25) (1.86) (0.64)
Net asset value, end of year ....................... $19.88 $20.34 $17.86 $15.44 $20.34
Total return
c
................................... 14.38% 16.36% 17.48% (16.03)% 13.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.14% 1.18% 1.16% 1.09%
Expenses net of waiver and payments by affiliates
d
...... 1.09% 1.10% 1.11% 1.11% 1.09%
Net investment income ........................... 1.41% 1.62% 1.62% 1.30% 0.88%
Supplemental data
Net assets, end of year (000’s) ..................... $28,212 $34,389 $31,832 $30,939 $40,953
Portfolio turnover rate ............................ 167% 234% 262% 262% 306%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT Global Asset Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 74.2%
Aerospace & Defense 2.2%
Airbus SE ......................................... France 694 $ 161,163
a
Boeing Co. (The) ................................... United States 314 68,176
BWX Technologies, Inc. .............................. United States 342 59,111
Curtiss-Wright Corp. ................................. United States 120 66,152
General Dynamics Corp. .............................. United States 1,190 400,625
General Electric Co. ................................. United States 980 301,869
Leonardo DRS, Inc. ................................. United States 1,750 59,658
Leonardo SpA ...................................... Italy 226 12,927
Lockheed Martin Corp. ............................... United States 1,716 829,978
Northrop Grumman Corp. ............................. United States 109 62,153
RTX Corp. ........................................ United States 375 68,775
Thales SA ......................................... France 296 79,851
2,170,438
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. ............... United States 442 65,862
FedEx Corp. ....................................... United States 229 66,149
United Parcel Service, Inc., B .......................... United States 636 63,085
195,096
Automobile Components 0.2%
Aisin Corp. ........................................ Japan 4,000 74,945
BorgWarner, Inc. .................................... United States 1,380 62,183
137,128
Automobiles 1.4%
Stellantis NV ....................................... United States 7,791 85,317
Subaru Corp. ...................................... Japan 1,300 27,991
a
Tesla, Inc. ......................................... United States 2,761 1,241,677
Toyota Motor Corp. .................................. Japan 1,200 25,772
1,380,757
Banks 3.8%
AIB Group plc ...................................... Ireland 5,177 55,344
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 4,457 104,549
Banco de Sabadell SA ............................... Spain 5,847 23,042
Banco Santander SA ................................. Spain 16,447 193,589
Bank Hapoalim BM .................................. Israel 3,599 81,399
Bank Leumi Le-Israel BM ............................. Israel 5,176 114,067
Bank of America Corp. ............................... United States 3,820 210,100
Barclays plc ....................................... United Kingdom 23,798 152,334
BNP Paribas SA .................................... France 320 30,274
BOC Hong Kong Holdings Ltd. ......................... China 3,000 15,225
Citigroup, Inc. ...................................... United States 8,730 1,018,704
Citizens Financial Group, Inc. .......................... United States 1,165 68,048
Credit Agricole SA ................................... France 1,253 25,797
Danske Bank A/S ................................... Denmark 213 10,636
Erste Group Bank AG ................................ Austria 572 68,588
First Horizon Corp. .................................. United States 2,893 69,143
HSBC Holdings plc .................................. United Kingdom 14,894 234,371
Intesa Sanpaolo SpA ................................. Italy 11,125 76,875
JPMorgan Chase & Co. ............................... United States 313 100,855
Lloyds Banking Group plc ............................. United Kingdom 109,052 144,245
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 6,100 96,814
NatWest Group plc .................................. United Kingdom 15,484 135,830
a
NU Holdings Ltd., A .................................. Brazil 3,974 66,525
PNC Financial Services Group, Inc. (The) ................. United States 332 69,298
Popular, Inc. ....................................... United States 529 65,871

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
UniCredit SpA ...................................... Italy 1,657 $ 137,244
US Bancorp ....................................... United States 1,299 69,315
Wells Fargo & Co. ................................... United States 903 84,160
Zions Bancorp NA ................................... United States 1,196 70,014
3,592,256
Beverages 0.9%
a
Boston Beer Co., Inc. (The), A .......................... United States 308 60,100
Carlsberg A/S, B .................................... Denmark 389 50,914
a
Celsius Holdings, Inc. ................................ United States 1,425 65,180
Coca-Cola Co. (The) ................................. United States 900 62,919
Coca-Cola Consolidated, Inc. .......................... United States 383 58,714
Coca-Cola HBC AG ................................. Italy 1,127 58,304
a
Monster Beverage Corp. .............................. United States 4,617 353,985
PepsiCo, Inc. ...................................... United States 429 61,570
771,686
Biotechnology 2.1%
AbbVie, Inc. ....................................... United States 2,520 575,795
a
Alnylam Pharmaceuticals, Inc. .......................... United States 155 61,636
Amgen, Inc. ....................................... United States 195 63,825
a
Exelixis , Inc. ....................................... United States 6,435 282,046
a
Genmab A/S ....................................... Denmark 157 48,667
a
Incyte Corp. ....................................... United States 4,281 422,834
a
Insmed , Inc. ....................................... United States 370 64,395
a
Natera , Inc. ........................................ United States 337 77,203
a
Neurocrine Biosciences, Inc. ........................... United States 885 125,520
Regeneron Pharmaceuticals, Inc. ....................... United States 89 68,696
a
Vertex Pharmaceuticals, Inc. ........................... United States 140 63,470
1,854,087
Broadline Retail 3.2%
a
Amazon.com, Inc. ................................... United States 11,905 2,747,912
eBay, Inc. ......................................... United States 728 63,409
a
Etsy, Inc. .......................................... United States 1,146 63,534
Next plc .......................................... United Kingdom 137 25,222
Prosus NV ........................................ China 2,323 143,838
3,043,915
Building Products 0.2%
Allegion plc ........................................ United States 378 60,185
Cie de Saint-Gobain SA .............................. France 431 43,829
Trane Technologies plc ............................... United States 158 61,494
165,508
Capital Markets 2.8%
3i Group plc ....................................... United Kingdom 2,183 95,722
Affiliated Managers Group, Inc. ......................... United States 237 68,322
Ameriprise Financial, Inc. ............................. United States 134 65,706
Bank of New York Mellon Corp. (The) .................... United States 600 69,654
Charles Schwab Corp. (The) ........................... United States 645 64,442
CME Group, Inc. .................................... United States 222 60,624
b
Euronext NV, 144A , Reg S ............................ Netherlands 106 15,923
Goldman Sachs Group, Inc. (The) ....................... United States 1,170 1,028,430
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 400 20,929
Interactive Brokers Group, Inc., A ....................... United States 924 59,422
Invesco Ltd. ....................................... United States 2,556 67,146

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Morgan Stanley ..................................... United States 416 $ 73,852
Nomura Holdings, Inc. ................................ Japan 13,700 114,127
Northern Trust Corp. ................................. United States 478 65,290
Raymond James Financial, Inc. ......................... United States 185 29,709
a
Robinhood Markets, Inc., A ............................ United States 498 56,324
State Street Corp. ................................... United States 5,275 680,528
UBS Group AG ..................................... Switzerland 4,048 186,915
Virtu Financial, Inc., A ................................ United States 1,796 59,843
2,882,908
Chemicals 1.0%
Air Liquide SA ...................................... France 333 62,589
Asahi Kasei Corp. ................................... Japan 1,100 9,778
a
Axalta Coating Systems Ltd. ........................... United States 2,185 70,597
CF Industries Holdings, Inc. ........................... United States 3,733 288,710
DuPont de Nemours, Inc. ............................. United States 782 31,436
Ecolab, Inc. ........................................ United States 236 61,955
Linde plc .......................................... United States 144 61,400
Mosaic Co. (The) ................................... United States 2,340 56,371
NewMarket Corp. ................................... United States 173 118,896
PPG Industries, Inc. ................................. United States 315 32,275
Sherwin-Williams Co. (The) ............................ United States 182 58,973
Shin-Etsu Chemical Co. Ltd. ........................... Japan 2,000 62,122
Sika AG .......................................... Switzerland 77 15,633
a
Solstice Advanced Materials, Inc. ....................... United States 1,400 68,012
998,747
Commercial Services & Supplies 0.1%
Veralto Corp. ....................................... United States 626 62,462
Communications Equipment 0.4%
a
Arista Networks, Inc. ................................. United States 2,250 294,818
a
Ciena Corp. ....................................... United States 460 107,580
Cisco Systems, Inc. ................................. United States 783 60,314
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 4,254 41,400
Ubiquiti, Inc. ....................................... United States 109 60,315
564,427
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA ............ Spain 752 74,648
Comfort Systems USA, Inc. ............................ United States 68 63,464
Vinci SA .......................................... France 953 134,071
272,183
Construction Materials 0.1%
Holcim AG ........................................ United States 1,249 121,591
Consumer Finance 0.5%
Ally Financial, Inc. ................................... United States 1,520 68,841
American Express Co. ............................... United States 172 63,631
Capital One Financial Corp. ........................... United States 280 67,861
SLM Corp. ........................................ United States 2,293 62,049
Synchrony Financial ................................. United States 802 66,911
329,293
Consumer Staples Distribution & Retail 0.8%
Coles Group Ltd. .................................... Australia 378 5,403
Costco Wholesale Corp. .............................. United States 105 90,546

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Dollar General Corp. ................................. United States 579 $ 76,874
a
Dollar Tree, Inc. .................................... United States 619 76,143
Koninklijke Ahold Delhaize NV .......................... Netherlands 2,131 87,386
a
Maplebear , Inc. ..................................... United States 1,526 68,639
Tesco plc ......................................... United Kingdom 8,238 48,990
Walmart, Inc. ...................................... United States 1,748 194,745
648,726
Containers & Packaging 0.3%
Avery Dennison Corp. ................................ United States 352 64,022
Crown Holdings, Inc. ................................. United States 629 64,768
Packaging Corp. of America ........................... United States 309 63,725
192,515
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 7,382 59,573
a
Duolingo, Inc., A .................................... United States 178 31,239
90,812
Diversified REITs 0.1%
WP Carey, Inc. ..................................... United States 950 61,142
Diversified Telecommunication Services 0.7%
AT&T, Inc. ......................................... United States 12,235 303,917
Deutsche Telekom AG ................................ Germany 4,983 162,202
Telstra Group Ltd. ................................... Australia 16,969 55,057
Verizon Communications, Inc. .......................... United States 1,494 60,851
582,027
Electric Utilities 1.1%
American Electric Power Co., Inc. ....................... United States 521 60,077
Constellation Energy Corp. ............................ United States 180 63,589
Duke Energy Corp. .................................. United States 1,714 200,898
Edison International ................................. United States 1,143 68,603
Enel SpA ......................................... Italy 1,285 13,361
Eversource Energy .................................. United States 907 61,068
Exelon Corp. ....................................... United States 1,417 61,767
Kansai Electric Power Co., Inc. (The) .................... Japan 5,500 86,376
NRG Energy, Inc. ................................... United States 384 61,148
PG&E Corp. ....................................... United States 4,075 65,485
Southern Co. (The) .................................. United States 732 63,830
Xcel Energy, Inc. .................................... United States 822 60,713
866,915
Electrical Equipment 1.2%
ABB Ltd. .......................................... Switzerland 2,135 157,387
AMETEK, Inc. ...................................... United States 298 61,182
Fujikura Ltd. ....................................... Japan 100 11,090
GE Vernova , Inc. .................................... United States 1,117 730,038
Mitsubishi Electric Corp. .............................. Japan 4,500 131,206
Nidec Corp. ....................................... Japan 1,600 21,725
Rockwell Automation, Inc. ............................. United States 171 66,531
Vertiv Holdings Co., A ................................ United States 468 75,821
1,254,980
Electronic Equipment, Instruments & Components 0.1%
Jabil, Inc. ......................................... United States 302 68,862

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 0.5%
Halliburton Co. ..................................... United States 2,235 $ 63,161
TechnipFMC plc .................................... United Kingdom 8,191 364,991
428,152
Entertainment 1.2%
a
Netflix, Inc. ........................................ United States 9,784 917,348
Nexon Co. Ltd. ..................................... Japan 800 19,541
Nintendo Co. Ltd. ................................... Japan 200 13,503
a
ROBLOX Corp., A ................................... United States 2,695 218,376
a
Spotify Technology SA ................................ United States 103 59,813
Walt Disney Co. (The) ................................ United States 553 62,915
1,291,496
Financial Services 2.2%
a
Berkshire Hathaway, Inc., B ............................ United States 324 162,859
Corebridge Financial, Inc. ............................. United States 2,094 63,176
Equitable Holdings, Inc. ............................... United States 6,640 316,396
EXOR NV ......................................... Netherlands 393 33,383
a
Fiserv, Inc. ........................................ United States 499 33,518
Investor AB, B ...................................... Sweden 3,924 139,834
Mastercard, Inc., A .................................. United States 2,109 1,203,986
MGIC Investment Corp. ............................... United States 2,128 62,180
PayPal Holdings, Inc. ................................ United States 971 56,687
2,072,019
Food Products 0.4%
Ajinomoto Co., Inc. .................................. Japan 1,000 21,140
Archer-Daniels-Midland Co. ........................... United States 1,001 57,547
Associated British Foods plc ........................... United Kingdom 2,232 63,753
Ingredion, Inc. ...................................... United States 566 62,407
Mondelez International, Inc., A .......................... United States 1,143 61,528
Nestle SA ......................................... United States 327 32,458
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 97,000 108,059
406,892
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 752 60,205
Tokyo Gas Co. Ltd. .................................. Japan 900 35,680
95,885
Ground Transportation 0.3%
CSX Corp. ........................................ United States 1,666 60,392
JB Hunt Transport Services, Inc. ........................ United States 376 73,072
a
Lyft, Inc., A ........................................ United States 3,240 62,759
Norfolk Southern Corp. ............................... United States 209 60,342
a
Uber Technologies, Inc. ............................... United States 726 59,321
Union Pacific Corp. .................................. United States 274 63,382
379,268
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 492 61,643
BioMerieux ........................................ France 113 14,622
a
Boston Scientific Corp. ............................... United States 2,602 248,101
a
Dexcom, Inc. ....................................... United States 1,050 69,688
a
Edwards Lifesciences Corp. ........................... United States 708 60,357
a
Hologic, Inc. ....................................... United States 823 61,305
Hoya Corp. ........................................ Japan 900 136,503

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
IDEXX Laboratories, Inc. .............................. United States 94 $ 63,594
a
Insulet Corp. ....................................... United States 208 59,122
Medtronic plc ...................................... United States 2,397 230,256
Olympus Corp. ..................................... Japan 900 11,411
Stryker Corp. ...................................... United States 175 61,507
1,078,109
Health Care Providers & Services 0.6%
Cardinal Health, Inc. ................................. United States 298 61,239
Cencora , Inc. ...................................... United States 190 64,172
Cigna Group (The) .................................. United States 226 62,202
CVS Health Corp. ................................... United States 748 59,361
Fresenius SE & Co. KGaA ............................. Germany 165 9,453
HCA Healthcare, Inc. ................................. United States 129 60,225
McKesson Corp. .................................... United States 77 63,162
a
Tenet Healthcare Corp. ............................... United States 315 62,597
UnitedHealth Group, Inc. .............................. United States 190 62,721
Universal Health Services, Inc., B ....................... United States 272 59,301
564,433
Health Care REITs 0.1%
Omega Healthcare Investors, Inc. ....................... United States 1,449 64,249
Health Care Technology 0.5%
a
Doximity, Inc., A .................................... United States 1,408 62,346
a
Veeva Systems, Inc., A ............................... United States 1,810 404,046
466,392
Hotels, Restaurants & Leisure 1.5%
a
Airbnb, Inc., A ...................................... United States 3,598 488,321
Aristocrat Leisure Ltd. ................................ Australia 2,314 89,585
Booking Holdings, Inc. ............................... United States 33 176,726
Compass Group plc ................................. United Kingdom 2,574 81,557
a
DoorDash , Inc., A ................................... United States 2,280 516,374
InterContinental Hotels Group plc ....................... United Kingdom 212 29,792
Las Vegas Sands Corp. ............................... United States 933 60,729
1,443,084
Household Durables 0.1%
Garmin Ltd. ........................................ United States 314 63,695
Household Products 1.2%
Colgate-Palmolive Co. ............................... United States 8,472 669,457
Kimberly-Clark Corp. ................................. United States 300 30,267
Procter & Gamble Co. (The) ........................... United States 2,680 384,071
Reckitt Benckiser Group plc ........................... United Kingdom 1,317 106,571
1,190,366
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 2,232 118,267
Vistra Corp. ........................................ United States 349 56,304
174,571
Industrial Conglomerates 0.0%
†
3M Co. ........................................... United States 378 60,518
CK Hutchison Holdings Ltd. ............................ United Kingdom 2,500 16,996
DCC plc .......................................... United Kingdom 331 20,621
Honeywell International, Inc. ........................... United States 306 59,698

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
Sekisui Chemical Co. Ltd. ............................. Japan 1,500 $ 25,226
Siemens AG ....................................... Germany 31 8,682
Smiths Group plc ................................... United Kingdom 944 29,859
221,600
Insurance 2.4%
Aflac, Inc. ......................................... United States 2,638 290,892
Allianz SE ......................................... Germany 343 158,595
Allstate Corp. (The) .................................. United States 285 59,323
American International Group, Inc. ...................... United States 729 62,366
AXA SA ........................................... France 252 12,091
Axis Capital Holdings Ltd. ............................. United States 1,634 174,985
a
Brighthouse Financial, Inc. ............................ United States 928 60,125
Chubb Ltd. ........................................ United States 201 62,736
Dai-ichi Life Holdings, Inc. ............................. Japan 1,200 9,973
Everest Group Ltd. .................................. United States 187 63,458
Globe Life, Inc. ..................................... United States 1,103 154,266
Hanover Insurance Group, Inc. (The) ..................... United States 351 64,152
MetLife, Inc. ....................................... United States 3,622 285,921
Muenchener Rueckversicherungs -Gesellschaft AG in Muenchen Germany 227 149,385
NN Group NV ...................................... Netherlands 134 10,338
Primerica, Inc. ...................................... United States 240 62,006
Progressive Corp. (The) .............................. United States 267 60,801
Prudential Financial, Inc. .............................. United States 529 59,714
QBE Insurance Group Ltd. ............................ Australia 1,126 14,908
Reinsurance Group of America, Inc. ..................... United States 312 63,480
RenaissanceRe Holdings Ltd. .......................... United States 232 65,229
Talanx AG ......................................... Germany 392 52,073
Travelers Cos., Inc. (The) ............................. United States 213 61,783
Unipol Assicurazioni SpA .............................. Italy 375 8,997
Unum Group ....................................... United States 834 64,635
W R Berkley Corp. .................................. United States 1,337 93,750
2,225,982
Interactive Media & Services 5.7%
Alphabet, Inc., A .................................... United States 10,585 3,313,105
LY Corp. .......................................... Japan 18,100 48,163
Meta Platforms, Inc., A ............................... United States 3,053 2,015,255
a
Reddit, Inc., A ...................................... United States 275 63,214
5,439,737
IT Services 0.3%
Fujitsu Ltd. ........................................ Japan 600 16,490
a
GoDaddy, Inc., A .................................... United States 495 61,420
International Business Machines Corp. ................... United States 201 59,538
NEC Corp. ........................................ Japan 900 30,452
a
Snowflake, Inc., A ................................... United States 320 70,195
VeriSign, Inc. ...................................... United States 256 62,195
300,290
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 3,500 93,156
Hasbro, Inc. ....................................... United States 790 64,780
157,936
Life Sciences Tools & Services 0.1%
a
Medpace Holdings, Inc. ............................... United States 111 62,343

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 1.4%
Allison Transmission Holdings, Inc. ...................... United States 619 $ 60,600
Caterpillar, Inc. ..................................... United States 1,321 756,761
Cummins, Inc. ...................................... United States 150 76,567
Deere & Co. ....................................... United States 129 60,059
GEA Group AG ..................................... Germany 666 45,010
Graco, Inc. ........................................ United States 734 60,166
Kawasaki Heavy Industries Ltd. ......................... Japan 300 19,895
Komatsu Ltd. ...................................... Japan 900 28,559
Lincoln Electric Holdings, Inc. .......................... United States 269 64,463
Parker-Hannifin Corp. ................................ United States 67 58,890
Pentair plc ........................................ United States 583 60,714
Schindler Holding AG ................................ Switzerland 189 71,076
Xylem, Inc. ........................................ United States 451 61,417
Yangzijiang Shipbuilding Holdings Ltd. .................... China 28,300 76,452
1,500,629
Marine Transportation 0.0%
†
SITC International Holdings Co. Ltd. ..................... China 11,000 39,362
Media 0.1%
Comcast Corp., A ................................... United States 2,216 66,236
Informa plc ........................................ United Kingdom 1,767 20,966
87,202
Metals & Mining 0.6%
ArcelorMittal SA .................................... Luxembourg 540 24,797
BHP Group Ltd., (AUD Traded) ......................... Australia 5,563 167,886
BHP Group Ltd., (GBP Traded) ......................... Australia 304 9,205
a
Boliden AB ........................................ Sweden 270 14,957
Fortescue Ltd. ...................................... Australia 7,547 110,356
Freeport-McMoRan, Inc. .............................. United States 1,447 73,493
Glencore plc ....................................... Australia 8,559 46,789
Norsk Hydro ASA ................................... Norway 2,397 18,503
Rio Tinto plc ....................................... Australia 1,124 90,539
Southern Copper Corp. ............................... Mexico 462 66,283
622,808
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................. United States 5,524 60,212
Multi-Utilities 0.8%
Ameren Corp. ...................................... United States 635 63,411
CMS Energy Corp. .................................. United States 884 61,818
Consolidated Edison, Inc. ............................. United States 618 61,380
DTE Energy Co. .................................... United States 475 61,265
E.ON SE .......................................... Germany 3,660 69,302
Engie SA ......................................... France 4,871 127,958
Public Service Enterprise Group, Inc. .................... United States 783 62,875
WEC Energy Group, Inc. .............................. United States 595 62,749
570,758
Oil, Gas & Consumable Fuels 1.5%
Antero Midstream Corp. .............................. United States 3,293 58,582
Cheniere Energy, Inc. ................................ United States 2,609 507,164
Chevron Corp. ..................................... United States 397 60,507
ConocoPhillips ..................................... United States 688 64,404
ENEOS Holdings, Inc. ................................ Japan 9,000 63,676
Eni SpA .......................................... Italy 1,040 19,714

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Equinor ASA ....................................... Norway 3,904 $ 92,063
Exxon Mobil Corp. ................................... United States 525 63,179
HF Sinclair Corp. ................................... United States 1,251 57,646
Inpex Corp. ........................................ Japan 5,400 108,003
Kinder Morgan, Inc. .................................. United States 2,311 63,529
Marathon Petroleum Corp. ............................ United States 336 54,644
Repsol SA ......................................... Spain 1,297 24,200
Shell plc .......................................... United States 633 23,327
TotalEnergies SE ................................... France 2,446 159,474
Valero Energy Corp. ................................. United States 387 63,000
Williams Cos., Inc. (The) .............................. United States 1,034 62,154
1,545,266
Passenger Airlines 0.5%
Delta Air Lines, Inc. .................................. United States 1,008 69,955
International Consolidated Airlines Group SA ............... United Kingdom 7,782 43,209
Qantas Airways Ltd. ................................. Australia 12,489 86,283
Ryanair Holdings plc ................................. Italy 3,173 109,397
a
United Airlines Holdings, Inc. ........................... United States 642 71,788
380,632
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), A ........................ United States 595 62,308
Pharmaceuticals 3.4%
AstraZeneca plc .................................... United Kingdom 224 41,453
Bristol-Myers Squibb Co. .............................. United States 6,014 324,395
Chugai Pharmaceutical Co. Ltd. ........................ Japan 1,000 52,462
a
Corcept Therapeutics, Inc. ............................ United States 801 27,875
Daiichi Sankyo Co. Ltd. ............................... Japan 4,200 89,185
Eli Lilly & Co. ...................................... United States 257 276,193
Galderma Group AG ................................. Switzerland 359 73,104
GSK plc .......................................... United States 4,395 107,753
Ipsen SA .......................................... France 191 26,650
Johnson & Johnson ................................. United States 3,942 815,797
Merck & Co., Inc. ................................... United States 9,712 1,022,285
Novartis AG ....................................... United States 1,721 237,147
Novo Nordisk A/S, B ................................. Denmark 1,752 88,859
Otsuka Holdings Co. Ltd. ............................. Japan 900 50,903
Pfizer, Inc. ......................................... United States 2,527 62,922
Roche Holding AG .................................. United States 112 46,253
Sanofi SA ......................................... United States 867 83,887
3,427,123
Professional Services 0.4%
Automatic Data Processing, Inc. ........................ United States 349 89,773
Broadridge Financial Solutions, Inc. ...................... United States 262 58,471
Experian plc ....................................... United States 339 15,284
Leidos Holdings, Inc. ................................. United States 330 59,532
a
Paylocity Holding Corp. ............................... United States 403 61,458
Recruit Holdings Co. Ltd. ............................. Japan 1,900 106,764
Verisk Analytics, Inc., A ............................... United States 282 63,081
454,363
Real Estate Management & Development 0.1%
a
CBRE Group, Inc., A ................................. United States 397 63,834

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 0.6%
Invitation Homes, Inc. ................................ United States 12,892 $ 358,269
Mid-America Apartment Communities, Inc. ................ United States 458 63,621
Sun Communities, Inc. ............................... United States 505 62,575
484,465
Retail REITs 0.4%
Brixmor Property Group, Inc. ........................... United States 2,301 60,332
Simon Property Group, Inc. ............................ United States 2,301 425,938
486,270
Semiconductors & Semiconductor Equipment 9.0%
a
Advanced Micro Devices, Inc. .......................... United States 293 62,749
Applied Materials, Inc. ................................ United States 267 68,616
ASML Holding NV ................................... Netherlands 285 307,093
a
Astera Labs, Inc. .................................... United States 423 70,370
Broadcom, Inc. ..................................... United States 3,348 1,158,743
a
Cirrus Logic, Inc. .................................... United States 493 58,420
a
Kioxia Holdings Corp. ................................ Japan 400 26,622
KLA Corp. ......................................... United States 57 69,260
Lam Research Corp. ................................. United States 5,101 873,189
Micron Technology, Inc. ............................... United States 315 89,904
NVIDIA Corp. ...................................... United States 26,064 4,860,936
QUALCOMM, Inc. ................................... United States 5,363 917,341
a
Renesas Electronics Corp. ............................ Japan 3,400 46,569
SCREEN Holdings Co. Ltd. ............................ Japan 500 48,702
8,658,514
Software 6.1%
a
Adobe, Inc. ........................................ United States 2,583 904,024
a
AppLovin Corp., A ................................... United States 105 70,751
a
Atlassian Corp., A ................................... United States 403 65,342
a
Autodesk, Inc. ...................................... United States 1,604 474,800
a
Cadence Design Systems, Inc. ......................... United States 187 58,452
a
Crowdstrike Holdings, Inc., A ........................... United States 125 58,595
a
DocuSign, Inc., A ................................... United States 889 60,808
a
Dropbox, Inc., A .................................... United States 2,084 57,935
a
Fortinet, Inc. ....................................... United States 362 28,746
a
Guidewire Software, Inc. .............................. United States 301 60,504
Intuit, Inc. ......................................... United States 94 62,267
a
Manhattan Associates, Inc. ............................ United States 342 59,272
Microsoft Corp. ..................................... United States 6,905 3,339,396
a
Nice Ltd. .......................................... Israel 614 69,405
Oracle Corp. ....................................... United States 325 63,346
Oracle Corp. Japan .................................. Japan 300 25,215
Pegasystems, Inc. ................................... United States 1,040 62,109
a
RingCentral, Inc., A .................................. United States 2,261 65,298
a
Rubrik, Inc., A ...................................... United States 2,900 221,792
Salesforce, Inc. ..................................... United States 256 67,817
SAP SE .......................................... Germany 485 117,840
a
ServiceNow, Inc. .................................... United States 355 54,382
a
Workday, Inc., A .................................... United States 275 59,065
a
Zoom Communications, Inc., A ......................... United States 725 62,560
a
Zscaler, Inc. ....................................... United States 262 58,929
6,228,650
Specialized REITs 0.3%
American Tower Corp. ................................ United States 889 156,082
EPR Properties ..................................... United States 1,189 59,331

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
Public Storage ..................................... United States 222 $ 57,609
VICI Properties, Inc., A ............................... United States 6,465 181,796
454,818
Specialty Retail 0.4%
a
AutoZone, Inc. ..................................... United States 18 61,047
Avolta AG ......................................... Switzerland 245 14,450
a
Chewy, Inc., A ...................................... United States 1,818 60,085
Fast Retailing Co. Ltd. ................................ Japan 100 36,259
Home Depot, Inc. (The) ............................... United States 168 57,809
a
O'Reilly Automotive, Inc. .............................. United States 657 59,925
Ross Stores, Inc. ................................... United States 400 72,056
TJX Cos., Inc. (The) ................................. United States 752 115,515
a
Ulta Beauty, Inc. .................................... United States 117 70,786
547,932
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc. ........................................ United States 16,924 4,600,959
a
Pure Storage, Inc., A ................................. United States 866 58,031
a
Sandisk Corp. ...................................... United States 408 96,851
4,755,841
Textiles, Apparel & Luxury Goods 0.2%
Asics Corp. ........................................ Japan 1,600 38,410
Hermes International SCA ............................. France 27 67,037
LVMH Moet Hennessy Louis Vuitton SE .................. France 13 9,799
Pandora A/S ....................................... Denmark 430 47,552
Tapestry, Inc. ...................................... United States 602 76,918
239,716
Tobacco 0.7%
Imperial Brands plc .................................. United Kingdom 2,696 113,205
Philip Morris International, Inc. ......................... United States 3,631 582,412
695,617
Trading Companies & Distributors 0.3%
Bunzl plc .......................................... United Kingdom 332 9,271
Mitsubishi Corp. .................................... Japan 3,100 70,905
Mitsui & Co. Ltd. .................................... Japan 4,900 145,517
225,693
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 1,895 52,948
Wireless Telecommunication Services 0.1%
KDDI Corp. ........................................ Japan 5,200 90,000
SoftBank Group Corp. ................................ Japan 400 11,221
101,221
Total Common Stocks (Cost $ 41,313,815) ....................................
72,181,142
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 259 17,886

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 113 $ 8,534
Total Convertible Preferred Stocks (Cost $18,600) .............................
26,420
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 5,000 7,606
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 5,000 4,074
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 7,000 7,549
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 12,000 13,224
Total Convertible Bonds (Cost $31,121) ......................................
32,453
Corporate Bonds 13.3%
Aerospace & Defense 0.7%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 5,000 5,008
Senior Note, 5.875%, 12/01/27 ....................... United States 15,000 15,076
Senior Note, 4.875%, 10/01/29 ....................... United States 5,000 5,006
Senior Note, 7.25%, 8/15/30 ......................... United States 10,000 10,571
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 10,000 10,348
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 5,000 5,223
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 3,000 2,844
Senior Bond, 6.125%, 2/15/33 ........................ United States 90,000 96,975
Senior Bond, 6.875%, 3/15/39 ........................ United States 10,000 11,284
Senior Bond, 5.875%, 2/15/40 ........................ United States 5,000 5,153
Senior Note, 2.7%, 2/01/27 .......................... United States 13,000 12,816
Senior Note, 6.259%, 5/01/27 ........................ United States 7,000 7,185
Senior Note, 6.298%, 5/01/29 ........................ United States 70,000 74,326
Senior Note, 5.15%, 5/01/30 ......................... United States 20,000 20,557
b
Bombardier, Inc. ,
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 10,000 10,817
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 5,000 5,291
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 35,000 36,854
Senior Note, 3%, 1/15/29 ........................... United States 57,000 55,310
Senior Note, 4.85%, 10/15/31 ........................ United States 15,000 15,424
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 5,000 5,021
Senior Bond, 5.15%, 2/27/33 ......................... United States 5,000 5,166
Senior Bond, 4.875%, 10/15/40 ....................... United States 20,000 19,392
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 35,000 35,066
b
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 10,000 10,470
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 5,000 5,209
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 15,000 15,364
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 5,000 5,191

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc., (continued)
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 10,000 $ 10,423
517,370
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 20,000 21,042
b
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 10,000 10,189
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 10,000 10,376
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 10,000 8,670
50,277
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 2,000 2,136
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 20,000 20,279
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 35,000 37,090
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 8,000 8,241
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 5,000 5,032
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 4,000 4,134
76,912
Banks 2.1%
Banco Santander SA , Sub. Bond , 3.225% to 8/21/31, FRN
thereafter , 11/22/32 ................................ Spain 200,000 183,159
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 5,000 4,659
Sub. Bond, 6.11%, 1/29/37 .......................... United States 195,000 210,459
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 120,000 113,039
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 50,000 49,920
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 204,000 202,761
Sub. Bond, 4.45%, 9/29/27 .......................... United States 50,000 50,339
Sub. Bond, 4.75%, 5/18/46 .......................... United States 10,000 8,784
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 75,000 74,339
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 26,000 26,956
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 41,000 35,636
JPMorgan Chase & Co. ,
c
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 17,000 16,915
d
W, Junior Sub. Bond, FRN, 5.113%, ( 3-month SOFR + 1.262%),
5/15/47 ......................................... United States 13,000 11,524
Senior Note, 1.04% to 2/03/26, FRN thereafter, 2/04/27 ..... United States 75,000 74,795
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 150,000 141,550
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 150,000 158,629
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 5,000 5,144
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 70,000 69,475
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 45,000 45,017
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 55,000 54,697

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 15,000 $ 15,532
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 60,000 52,401
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 185,000 172,722
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 15,000 15,545
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 25,000 19,073
1,813,070
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 20,000 20,495
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 23,000 22,537
Senior Bond, 5.75%, 3/02/63 ......................... United States 10,000 9,765
Senior Note, 5.15%, 3/02/28 ......................... United States 30,000 30,708
Senior Note, 5.25%, 3/02/30 ......................... United States 57,000 59,190
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 10,000 9,192
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 20,000 17,854
169,741
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Note , 4.1% , 11/20/30 ............
United States 5,000 5,007
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 12,000 11,950
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 15,000 15,670
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 15,000 15,439
48,066
Building Products 0.1%
b
Builders FirstSource , Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 5,000 5,176
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 5,000 5,234
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 10,000 7,757
b
JH North America Holdings, Inc. , Senior Secured Note , 144A,
6.125% , 7/31/32 ................................... United States 5,000 5,135
Johnson Controls International plc ,
Senior Bond, 4.95%, 7/02/64 ......................... United States 65,000 56,379
Senior Note, 3.9%, 2/14/26 .......................... United States 6,000 5,999
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 10,000 10,258
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 5,000 5,225
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 10,000 10,415
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 10,000 10,704
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 15,000 15,454
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 10,000 10,221
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 10,000 9,654

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Industries, Inc., (continued)
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 5,000 $ 4,596
162,207
Capital Markets 1.0%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 25,000 24,999
Senior Note, 2.15%, 7/15/26 ......................... United States 24,000 23,697
Senior Note, 7%, 1/15/27 ........................... United States 5,000 5,125
Senior Note, 2.875%, 6/15/27 ........................ United States 26,000 25,461
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 5,000 5,402
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 10,000 8,724
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 7,000 6,883
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 117,000 117,343
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 22,000 21,998
Sub. Bond, 5.95%, 1/15/27 .......................... United States 5,000 5,104
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..
United States 15,000 12,801
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 35,000 35,638
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 5,000 5,222
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 10,000 10,001
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 30,000 28,112
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 16,000 17,082
Senior Note, 5.2%, 3/15/30 .......................... United States 15,000 15,357
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 50,000 44,453
Senior Bond, 5%, 8/05/34 ........................... United States 15,000 15,310
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 185,000 183,989
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 25,000 25,523
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 5,000 5,100
Sub. Bond, 3.95%, 4/23/27 .......................... United States 40,000 39,986
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 24,000 24,428
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 30,000 28,678
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 5,000 5,252
Senior Note, 5.35%, 6/28/28 ......................... United States 7,000 7,226
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 40,000 37,728
Senior Bond, 1.25%, 8/15/30 ......................... United States 9,000 7,924
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 10,000 10,379
804,925
Chemicals 0.0%
†
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 5,000 5,142
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 15,000 14,772
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 10,000 10,387
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 20,000 17,929

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 10,000 $ 7,923
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 10,000 10,426
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 10,000 10,051
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 15,000 15,058
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 15,000 15,141
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 10,000 9,558
116,387
Commercial Services & Supplies 0.3%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 17,000 17,012
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 5,000 5,155
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 5,000 5,252
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 10,000 9,834
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 100,000 103,513
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 20,000 20,685
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 5,000 5,382
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 30,000 29,548
Senior Bond, 3.2%, 6/01/32 .......................... United States 2,000 1,866
Senior Bond, 5%, 3/01/34 ........................... United States 10,000 10,222
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 33,000 33,862
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 10,000 10,318
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 5,000 5,254
257,903
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 10,000 10,061
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 5,000 4,546
Senior Bond, 5.55%, 8/15/35 ......................... United States 35,000 36,394
Senior Note, 4.85%, 8/15/30 ......................... United States 5,000 5,103
b
Viasat , Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 5,000 4,760
60,864
Construction & Engineering 0.0%
†
b
Arcosa , Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 5,000 5,290
Consumer Finance 0.6%
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 34,000 38,641
Senior Note, 4.75%, 6/09/27 ......................... United States 25,000 25,232
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 40,000 42,250
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 15,000 15,179
Senior Note, 4.731% to 4/24/28, FRN thereafter, 4/25/29 .... United States 30,000 30,467
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 37,000 38,406
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 10,000 10,057
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 5,000 4,993
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 92,000 80,641

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 10,000 $ 10,762
b
FirstCash , Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 30,000 31,244
General Motors Financial Co., Inc. ,
Senior Note, 4.2%, 10/27/28 ......................... United States 10,000 10,016
Senior Note, 4.9%, 10/06/29 ......................... United States 23,000 23,371
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 7,000 7,101
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 10,000 10,012
Senior Note, 7.5%, 5/15/31 .......................... United States 15,000 15,793
Senior Note, 7.125%, 11/15/31 ....................... United States 10,000 10,446
Senior Note, 6.5%, 3/15/33 .......................... United States 10,000 10,121
414,732
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 24,000 22,672
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 25,000 24,843
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 14,000 13,272
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 5,000 5,262
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 10,000 10,195
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 40,000 40,647
116,891
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 5,000 5,044
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 44,000 43,957
Senior Secured Note, 1.65%, 1/15/27 .................. United States 23,000 22,402
Senior Secured Note, 5.5%, 4/15/28 ................... United States 2,000 2,061
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 15,000 15,434
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 15,000 15,043
b
Graphic Packaging International LLC , Senior Note , 144A, 3.5% ,
3/01/29 ......................................... United States 5,000 4,789
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 10,000 9,650
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 15,000 14,896
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 30,000 34,165
Senior Bond, 7.95%, 2/15/31 ......................... United States 10,000 11,458
178,899
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 10,000 9,646
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 10,000 9,939
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 5,000 5,234
24,819
Diversified REITs 0.1%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 15,000 13,611

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 30,000 $ 30,304
Senior Note, 5.125%, 11/15/31 ....................... United States 30,000 30,405
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 10,000 9,939
84,259
Diversified Telecommunication Services 0.6%
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 25,000 24,542
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 60,000 51,226
Senior Bond, 4.75%, 5/15/46 ......................... United States 77,000 66,894
Senior Bond, 3.55%, 9/15/55 ......................... United States 41,000 27,321
Senior Note, 4.1%, 2/15/28 .......................... United States 15,000 15,016
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 8,000 7,915
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 60,000 57,340
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 10,000 9,195
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 15,000 13,720
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 15,000 15,296
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 73,000 85,210
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 10,000 10,453
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 21,000 22,543
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 65,000 62,747
Senior Bond, 3.7%, 3/22/61 .......................... United States 47,000 31,764
b
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 76,000 76,846
Senior Note, 2.1%, 3/22/28 .......................... United States 20,000 19,206
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 15,000 15,465
612,699
Electric Utilities 0.7%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 55,000 55,409
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 10,000 9,017
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 28,000 30,132
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 10,000 10,319
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 55,000 54,357
Senior Bond, 4.2%, 6/15/49 .......................... United States 70,000 55,188
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 5,000 5,547
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 15,000 14,918
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 30,000 30,605
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 5,000 5,127
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 25,000 24,465
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 85,000 88,036

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
NRG Energy, Inc. ,
c
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 10,000 $ 10,929
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 15,000 15,419
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 20,000 20,275
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 3.75% ,
4/01/45 ......................................... United States 75,000 58,959
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 5,000 4,851
Senior Note, 6.1%, 1/15/29 .......................... United States 50,000 52,363
Senior Note, 5.55%, 5/15/29 ......................... United States 25,000 25,830
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 10,000 10,421
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 15,000 14,903
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 25,000 25,686
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 15,000 15,574
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 5,000 5,029
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 15,000 15,895
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 10,000 10,539
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 17,000 16,889
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 5,000 5,273
Senior Secured Note, 144A, 5.05%, 12/30/26 ............ United States 10,000 10,077
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 17,000 16,880
718,912
Electrical Equipment 0.0%
†
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 10,000 9,883
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 5,000 4,996
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 15,000 14,458
b
Sensata Technologies, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 United States 20,000 18,781
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 20,000 19,610
57,845
Energy Equipment & Services 0.1%
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 5,000 5,143
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 10,000 10,410
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 10,000 10,217
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 20,000 19,416
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 3,615 3,720
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 15,000 12,910
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 18,750 19,601
b
Senior Secured Note, 144A, 7.875%, 10/15/32 ........... United States 5,000 5,246
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 8,000 8,206
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 10,000 10,246
105,115

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.2%
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 5,000 $ 5,049
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 10,000 10,518
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 63,000 65,750
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 40,000 50,796
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 10,000 7,062
139,175
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 20,000 19,686
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 10,000 10,213
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 15,000 15,318
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 10,000 11,098
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 20,000 21,069
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 5,000 5,123
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 15,000 15,823
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 15,000 15,787
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 30,000 26,196
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 30,000 31,364
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 5,000 5,226
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 25,000 25,964
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 25,000 25,968
b
Rocket Cos., Inc. ,
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 15,000 15,787
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 10,000 10,439
255,061
Food Products 0.3%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 2,000 1,886
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 10,000 10,444
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 7,000 6,744
b
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 50,000 50,839
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 2,000 1,763
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 6,000 6,870
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 5,000 5,592
Senior Bond, 4.625%, 10/01/39 ....................... United States 5,000 4,571
Senior Note, 3%, 6/01/26 ........................... United States 19,000 18,919
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 5,000 5,043
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 10,000 9,968
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 40,000 40,557
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 40,000 40,887
Senior Note, 144A, 5%, 3/01/32 ...................... United States 45,000 46,400

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Mars, Inc., (continued)
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 5,000 $ 5,141
255,624
Ground Transportation 0.1%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 5,000 5,232
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 70,000 58,690
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 16,000 15,898
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 10,000 10,037
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 30,000 30,713
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 20,000 20,957
141,527
Health Care Equipment & Supplies 0.2%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 5,000 5,225
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 37,000 34,919
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 15,000 10,855
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 5,000 5,014
Senior Note, 4.8%, 8/14/29 .......................... United States 35,000 35,785
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 10,000 10,060
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 15,000 14,655
116,513
Health Care Providers & Services 0.4%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 20,000 18,820
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 10,000 10,927
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 10,000 10,516
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 10,000 10,471
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 15,000 15,746
Senior Bond, 4.78%, 3/25/38 ......................... United States 10,000 9,443
Senior Note, 5%, 9/15/32 ........................... United States 24,000 24,505
b
DaVita, Inc. , Senior Note , 144A, 6.875% , 9/01/32 ........... United States 30,000 31,247
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 22,000 22,051
Senior Note, 5.45%, 4/01/31 ......................... United States 35,000 36,538
Senior Note, 3.625%, 3/15/32 ........................ United States 45,000 42,557
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 25,000 25,796
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 10,000 10,302
Senior Secured Note, 6.125%, 6/15/30 ................. United States 15,000 15,368
284,287
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 25,000 26,717

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 20,000 $ 19,957
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 30,000 31,385
51,342
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 5,000 5,159
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 10,000 10,378
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 5,000 5,218
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 5,000 5,167
25,922
Hotels, Restaurants & Leisure 0.3%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 15,000 14,303
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 20,000 19,555
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 15,000 14,399
Senior Note, 144A, 6%, 10/15/32 ..................... United States 5,000 4,866
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 10,000 10,361
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 25,000 25,290
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 10,000 10,293
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 10,000 10,337
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 10,000 10,275
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 5,000 5,165
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 25,000 24,644
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 10,000 10,103
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 15,000 14,272
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 10,000 10,108
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 25,000 25,598
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 22,000 22,349
b
Light & Wonder International, Inc. , Senior Note , 144A, 7.25% ,
11/15/29 ........................................ United States 15,000 15,414
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 40,000 37,369
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 15,000 15,676
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 10,000 10,651
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 5,000 5,123
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 10,000 10,026
b
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 5,000 5,106
Royal Caribbean Cruises Ltd. ,
Senior Bond, 5.375%, 1/15/36 ........................ United States 5,000 5,023
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 10,000 10,226
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 5,000 5,176
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 20,000 20,557
b
Scientific Games Holdings LP / Scientific Games US FinCo , Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 15,000 13,342
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 15,000 15,423
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 5,000 5,047

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Viking Cruises Ltd., (continued)
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 15,000 $ 16,071
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000 27,068
449,216
Household Durables 0.1%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 15,000 15,025
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 5,000 5,060
Senior Note, 1.3%, 10/15/26 ......................... United States 60,000 58,797
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 5,000 5,107
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 5,000 5,085
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 15,000 15,655
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 5,000 4,889
Senior Note, 6.625%, 5/15/32 ........................ United States 5,000 4,858
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 10,000 10,069
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 5,000 5,093
Senior Note, 144A, 5.75%, 11/15/32 ................... United States 5,000 5,148
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 12,000 12,050
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 10,000 9,870
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 15,000 15,207
171,913
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 10,000 9,566
Independent Power and Renewable Electricity Producers 0.0%
†
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 24,000 23,973
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 5,000 5,099
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 15,000 15,483
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 5,000 4,949
A, Senior Note, 4.25%, 10/01/30 ...................... United States 20,000 19,957
b
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 15,000 15,520
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 15,000 15,306
b,c
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 5,000 5,145
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 15,000 15,318
120,750
Industrial Conglomerates 0.1%
Honeywell International, Inc. , Senior Bond , 3.812% , 11/21/47 ..
United States 55,000 43,124
Industrial REITs 0.0%
†
Prologis LP , Senior Bond , 2.25% , 4/15/30 .................
United States 10,000 9,284

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.4%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 15,000 $ 15,707
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 15,000 15,682
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 20,000 20,087
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 5,000 5,191
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 20,000 20,763
b
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 15,000 15,572
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 20,000 20,342
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 60,000 56,389
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 25,000 25,644
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 29,000 25,811
Senior Bond, 2.85%, 10/15/50 ........................ United States 10,000 6,454
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 5,000 5,062
Senior Note, 4.9%, 6/23/30 .......................... United States 12,000 12,174
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 10,000 10,159
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 10,000 10,138
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 14,000 14,231
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 15,000 15,414
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 5,000 5,072
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 5,000 5,244
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 22,000 22,233
b
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 15,000 15,154
342,523
Interactive Media & Services 0.1%
Alphabet, Inc. , Senior Note , 4.1% , 11/15/30 ................
United States 10,000 10,033
Meta Platforms, Inc. ,
Senior Bond, 5.625%, 11/15/55 ....................... United States 15,000 14,408
Senior Note, 3.5%, 8/15/27 .......................... United States 40,000 39,945
64,386
IT Services 0.1%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 35,000 32,776
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,000 10,447
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 10,000 9,488
52,711
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 6,000 6,021
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 25,000 25,928
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 5,000 5,311
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 9,000 9,113
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 15,000 14,053

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
b
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ............... United States 10,000 $ 9,975
64,380
Media 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 10,000 7,519
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 110,000 69,513
Senior Secured Note, 2.25%, 1/15/29 .................. United States 27,000 25,281
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 5,000 5,007
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 5,000 5,287
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 15,000 15,857
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 7,000 5,168
Senior Bond, 3.45%, 2/01/50 ......................... United States 19,000 12,758
b
Directv Financing LLC ,
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 10,000 10,130
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 5,000 5,071
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 3,000 3,019
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 10,000 10,226
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 10,000 9,672
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 15,000 16,599
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 20,000 19,989
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 15,000 15,578
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 10,000 7,508
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 5,000 5,112
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 15,000 15,169
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 5,000 5,029
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 10,000 10,558
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 4,000 3,944
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 10,000 9,933
b
Omnicom Group, Inc. , Senior Note , 144A, 4.65% , 10/01/28 .... United States 47,000 47,252
Omnicom Group, Inc. / Omnicom Capital, Inc. , Senior Bond ,
3.6% , 4/15/26 .................................... United States 65,000 64,911
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 5,000 4,894
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 5,000 5,295
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 12,000 11,811
Senior Note, 3.7%, 6/01/28 .......................... United States 5,000 4,890
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 30,000 31,354
b
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 15,000 13,824
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 65,000 69,097
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 10,000 10,755
558,010
Metals & Mining 0.2%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 20,000 22,601
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 13,000 13,120

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 10,000 $ 10,262
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 5,000 5,229
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 5,000 4,829
Senior Note, 4.125%, 1/15/30 ........................ United States 5,000 4,861
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 10,000 10,444
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 34,000 31,184
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 15,000 15,703
Senior Note, 144A, 5.371%, 4/04/29 ................... Australia 10,000 10,326
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 15,000 15,258
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 5,000 5,218
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 15,000 14,500
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 15,000 15,583
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 15,000 15,219
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 10,000 9,704
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 10,000 10,633
214,674
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 15,000 14,520
Multi-Utilities 0.3%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 10,000 10,227
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 45,000 38,616
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 45,000 45,568
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 10,000 10,136
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 15,000 14,965
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 15,000 14,488
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 85,000 85,462
219,462
Oil, Gas & Consumable Fuels 0.6%
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 2,000 2,207
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 80,000 80,193
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 10,000 10,594
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 15,000 14,909
Devon Energy Corp. , Senior Bond , 7.95% , 4/15/32 ..........
United States 5,000 5,836
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 30,000 30,064
Energy Transfer LP ,
c
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 86,000 85,957
Senior Bond, 3.75%, 5/15/30 ......................... United States 30,000 29,207
Senior Note, 5.5%, 6/01/27 .......................... United States 6,000 6,100
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 30,000 30,178
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 25,000 25,554

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 5,000 $ 5,182
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 10,000 10,254
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 15,000 17,425
Senior Note, 1.75%, 11/15/26 ........................ United States 10,000 9,820
Senior Note, 5%, 2/01/29 ........................... United States 5,000 5,117
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 25,000 25,239
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 15,000 15,222
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 15,000 16,887
Senior Bond, 6.2%, 3/15/40 .......................... United States 35,000 35,704
Senior Note, 8.5%, 7/15/27 .......................... United States 10,000 10,473
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 45,000 45,259
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 10,000 10,051
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 20,000 20,295
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 30,000 29,876
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 25,000 25,621
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 9,000 9,057
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 15,000 14,907
b
Venture Global LNG, Inc. ,
c
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 15,000 11,857
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 15,000 15,557
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 10,000 9,950
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 15,000 15,505
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 5,000 5,478
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 5,000 5,124
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 5,000 5,405
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 12,000 12,254
Senior Note, 4.9%, 8/01/30 .......................... United States 13,000 13,157
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 10,000 9,860
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 16,000 16,677
748,012
Paper & Forest Products 0.0%
†
b
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 5,000 4,629
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 5,000 4,913
Mercer International, Inc. , Senior Note , 5.125% , 2/01/29 ......
Germany 10,000 6,420
15,962
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 1,667 1,670
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 10,000 10,189
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 15,000 15,130

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 10,000 $ 9,964
36,953
Personal Care Products 0.0%
†
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 5,000 5,142
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 15,000 14,797
Kenvue , Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 26,000 26,541
46,480
Pharmaceuticals 0.5%
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 15,000 13,716
Senior Note, 4.75%, 2/12/30 ......................... United States 29,000 29,826
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 5,000 5,291
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 50,000 39,789
Novartis Capital Corp. ,
Senior Bond, 4%, 11/20/45 .......................... United States 80,000 67,098
Senior Note, 4.1%, 11/05/30 ......................... United States 15,000 14,989
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 71,000 71,775
Senior Bond, 5.3%, 5/19/53 .......................... United States 8,000 7,580
Senior Note, 4.45%, 5/19/28 ......................... United States 6,000 6,080
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 20,000 20,118
Senior Note, 5.15%, 9/02/29 ......................... United States 20,000 20,565
Viatris , Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 25,000 24,299
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 9,000 8,238
329,364
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 15,000 15,539
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 35,000 36,050
51,589
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 12,000 11,998
Semiconductors & Semiconductor Equipment 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 90,000 89,265
Broadcom, Inc. ,
Senior Note, 3.459%, 9/15/26 ........................ United States 25,000 24,936
Senior Note, 5.05%, 7/12/29 ......................... United States 10,000 10,298
Senior Note, 5.05%, 4/15/30 ......................... United States 10,000 10,321
Senior Note, 4.2%, 10/15/30 ......................... United States 5,000 4,998
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 55,000 53,049
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 10,000 10,135
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 5,000 5,189

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Qnity Electronics, Inc., (continued)
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 5,000 $ 5,118
213,309
Software 0.1%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 25,000 25,134
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 5,000 5,211
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 5,000 5,069
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 15,000 13,097
Oracle Corp. ,
Senior Bond, 5.375%, 7/15/40 ........................ United States 35,000 31,354
Senior Bond, 4%, 11/15/47 .......................... United States 37,000 25,429
Senior Note, 4.45%, 9/26/30 ......................... United States 5,000 4,893
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 10,000 9,847
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 30,000 26,446
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 20,000 20,433
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 15,000 15,432
182,345
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 2.7%, 4/15/31 .......................... United States 5,000 4,594
Senior Note, 2.75%, 1/15/27 ......................... United States 125,000 123,402
Senior Note, 4.9%, 3/15/30 .......................... United States 10,000 10,217
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 12,000 11,975
Senior Bond, 3.65%, 9/01/27 ......................... United States 34,000 33,756
Senior Bond, 3.8%, 2/15/28 .......................... United States 25,000 24,811
Senior Note, 1.05%, 7/15/26 ......................... United States 23,000 22,625
Senior Note, 4.9%, 9/01/29 .......................... United States 10,000 10,170
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 25,000 25,225
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 20,000 20,477
287,252
Specialty Retail 0.1%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 20,000 20,254
b,e
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 10,700 12,081
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 20,000 18,393
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 20,000 20,462
Senior Bond, 5.3%, 6/25/54 .......................... United States 20,000 19,144
b
White Cap Supply Holdings LLC , Senior Note , 144A, 7.375% ,
11/15/30 ........................................ United States 10,000 10,383
100,717
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 27,000 22,832
Senior Bond, 4.375%, 5/13/45 ........................ United States 64,000 57,090
Senior Bond, 3.95%, 8/08/52 ......................... United States 20,000 15,937
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 34,000 34,205
Senior Note, 4.85%, 10/15/31 ........................ United States 10,000 10,104

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 5,000 $ 4,427
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 15,000 15,482
160,077
Textiles, Apparel & Luxury Goods 0.0%
†
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 10,000 9,691
b
Under Armour , Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 5,000 5,017
14,708
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 5,000 5,113
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 5,000 5,409
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 20,000 19,895
Philip Morris International, Inc. ,
Senior Note, 4.875%, 2/13/29 ........................ United States 60,000 61,433
Senior Note, 5.125%, 2/15/30 ........................ United States 43,000 44,464
Senior Note, 4.375%, 4/30/30 ........................ United States 30,000 30,196
Senior Note, 4.75%, 11/01/31 ........................ United States 15,000 15,324
181,834
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
Senior Note, 5.3%, 6/25/26 .......................... United States 48,000 48,251
Senior Note, 5.85%, 12/15/27 ........................ United States 15,000 15,430
Senior Note, 2.1%, 9/01/28 .......................... United States 65,000 61,290
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 15,000 15,774
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 15,000 14,902
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 10,000 10,404
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 15,000 15,863
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 5,000 5,209
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 10,000 9,879
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 20,000 20,904
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 10,000 10,429
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 5,000 5,170
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 15,000 15,681
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 5,000 5,223
254,409
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 65,000 66,258
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 10,000 9,286
Senior Bond, 2.25%, 11/15/31 ........................ United States 60,000 53,173
Senior Note, 3.75%, 4/15/27 ......................... United States 78,000 77,779
Senior Note, 3.375%, 4/15/29 ........................ United States 15,000 14,623
Senior Note, 3.875%, 4/15/30 ........................ United States 7,000 6,885
Senior Note, 5.125%, 5/15/32 ........................ United States 10,000 10,295

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 6.7%, 12/15/33 ......................... United States 15,000 $ 16,823
255,122
Total Corporate Bonds (Cost $13,091,960) ....................................
12,933,905
f
Senior Floating Rate Interests 0.4%
Aerospace & Defense 0.0%
†
g
TransDigm , Inc., First Lien, CME Term Loan, K, 5.966%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 9,975 10,015
Air Freight & Logistics 0.0%
†
g
Rand Parent LLC, First Lien, CME Term Loan, B, 6.672%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 8,928 8,966
Automobile Components 0.0%
†
g
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 7.581%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 9,872 9,819
Broadline Retail 0.0%
†
g
Peer Holding III BV, First Lien, CME Term Loan, B8, 6.193%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 4,572 4,586
Capital Markets 0.0%
†
g
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.822%, (3-month SOFR + 2%), 12/15/31 ................ United States 9,948 9,913
g
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.466%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 9,948 9,783
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.254%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 5,294 5,152
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.036%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 12,133 12,159
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.162%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 4,901 4,911
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.759%, (12-month SOFR + 2%), 10/29/32 ............... United States 3,601 3,625
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.327%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 4,811 2,695
38,325
a a a a a a
g
Commercial Services & Supplies 0.0%
†
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.466%, (1-month SOFR + 2.75%), 10/23/28 .. United States 4,776 4,807
h
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.585%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 10,000 9,987
14,794
a a a a a a
Communications Equipment 0.1%
g
CommScope, Inc., First Lien, Initial CME Term Loan, 8.466%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 15,000 15,048
Containers & Packaging 0.0%
†
h,i
Klockner Pentaplast of America, Inc., First Lien, CME Term Loan,
TBD, 11/01/32 .................................... Luxembourg 3,065 2,755

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Containers & Packaging (continued)
g
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.044%, (6-month SOFR + 4.75%), 2/12/26 ....... Luxembourg 9,612 $ 1,682
g
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.838%, (3-month SOFR + 3%), 9/30/32 ......... United States 4,946 4,994
9,431
a a a a a a
Distributors 0.1%
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 13,645 13,663
g
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.716%, (1-month SOFR + 2%), 9/30/31 ................ United States 9,975 10,019
h
Constellation Renewables LLC, First Lien, CME Term Loan,
5.822%, (3-month SOFR + 2%), 12/15/27 ................ United States 6,307 6,340
16,359
a a a a a a
g
Entertainment 0.0%
†
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.734%, (1-month SOFR + 2%), 10/21/32 ............. United States 8,130 8,151
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.581%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 9,948 9,635
17,786
a a a a a a
g
Financial Services 0.0%
†
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.41%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 9,975 9,980
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.566%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 3,546 3,553
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan,
7.459%, (1-month SOFR + 3.5%), 8/16/32 ............... United States 8,542 8,541
22,074
a a a a a a
Food Products 0.0%
†
g
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.122%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 10,313 10,327
g
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 7.966%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 4,697 4,752
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.466%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 2,726 2,737
7,489
a a a a a a
g
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.466%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 9,524 9,548
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.966%, (1-month SOFR + 2.25%), 2/06/30 ... United States 9,939 9,887
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.966%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 14,783 14,796
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 9,975 9,979
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.216%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 9,974 10,045

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Hotels, Restaurants & Leisure (continued)
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.843%, (1-month SOFR + 2%), 11/03/32 United States 7,099 $ 7,124
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.934%, (3-month SOFR + 3%), 4/04/29 ... United States 4,925 4,845
66,224
a a a a a a
Household Products 0.0%
†
g
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.734%, (1-month SOFR + 2%), 3/19/32 ................ United States 8,856 8,877
g
Independent Power and Renewable Electricity Producers 0.0%
†
h
Calpine Corp., First Lien, 2024 CME Term Loan, 5.466%,
(1-month SOFR + 1.75%), 1/31/31 ..................... United States 10,000 10,011
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.672%, (3-month SOFR + 2%), 11/25/32 ..... United States 10,577 10,592
20,603
a a a a a a
IT Services 0.0%
†
g
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.784%, (1-month SOFR + 3%), 6/27/31 ................ United States 9,900 9,922
g
Media 0.1%
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 6.235%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 9,975 9,994
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.831%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 3,031 3,043
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.352%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 15,386 15,458
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.216%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 10,000 10,059
38,554
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 6.986%, (1-month SOFR + 3.25%), 6/13/30 . United States 1,990 2,009
Oil, Gas & Consumable Fuels 0.0%
†
g
CQP Holdco LP, First Lien, Initial CME Term Loan, 5.672%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 9,975 10,021
Passenger Airlines 0.0%
†
g,h
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.134%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 10,000 10,036
g
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.966%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 4,975 4,872
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 7.466%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 12,838 12,754
17,626
a a a a a a
Professional Services 0.0%
†
g
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.916%, (1-month SOFR + 2%), 5/09/31 ................ United States 9,515 9,582

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.922%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 1,512 $ 1,516
Rocket Software, Inc., First Lien, CME Term Loan, 7.466%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 8,843 8,852
10,368
a a a a a a
g
Specialty Retail 0.0%
†
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 7.584%, (1-month SOFR + 3.75%), 6/06/31 . United States 4,912 4,621
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.966%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 9,556 9,606
14,227
a a a a a a
g
Textiles, Apparel & Luxury Goods 0.0%
†
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
6.922%, (3-month SOFR + 3.25%), 9/13/32 .............. United States 505 510
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.354%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 9,850 9,216
9,726
a a a a a a
Wireless Telecommunication Services 0.0%
†
g
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.216%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 4,850 4,850
Total Senior Floating Rate Interests (Cost $450,012) ...........................
441,220
Foreign Government and Agency Securities 0.3%
Brazil Government Bond , Senior Bond , 8.25% , 1/20/34 .......
Brazil 30,000 34,953
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 2,000 1,999
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 3,000 EUR 3,634
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 17,000 15,250
Mexico Government Bond , A , Senior Bond , 6.75% , 9/27/34 ....
Mexico 40,000 43,490
Panama Government Bond , Senior Bond , 9.375% , 4/01/29 ....
Panama 15,000 17,130
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 40,000 37,012
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 20,000 24,057
Poland Government Bond , 4.875% , 2/12/30 ...............
Poland 30,000 30,935
b
Romania Government Bond , Senior Bond , 144A, 6.375% , 1/30/34 Romania 16,000 16,679
Uruguay Government Bond ,
e
Senior Bond, PIK, 7.875%, 1/15/33 .................... Uruguay 15,000 17,954
Senior Bond, 7.625%, 3/21/36 ........................ Uruguay 10,000 12,121
Total Foreign Government and Agency Securities (Cost $248,855) ..............
255,214
Asset-Backed Securities 0.1%
Consumer Staples Distribution & Retail 0.1%
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 1,085 1,096
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 29,279 27,195
28,291
a a a a a a
Financial Services 0.0%
†
g
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.646% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 10,553 10,495

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
g
New Century Home Equity Loan Trust , 2003-4 , M1 , FRN , 4.971% ,
( 1-month SOFR + 1.239% ), 10/25/33 . .................. United States 16,456 $ 16,451
g
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.896% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 6,805 6,758
b,g
Ready Capital Mortgage Financing LLC , 2021-FL7 , A , 144A,
FRN , 5.046% , ( 1-month SOFR + 1.314% ), 11/25/36 . ....... United States 2,732 2,727
36,431
a a a a a a
Total Asset-Backed Securities (Cost $65,906) .................................
64,722
Commercial Mortgage-Backed Securities 0.4%
Financial Services 0.4%
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , AS ,
FRN , 3.989% , 9/15/48 .............................. United States 6,436 6,422
Barclays Commercial Mortgage Trust , 2019-C3 , C , 4.178% ,
5/15/52 ......................................... United States 10,000 8,960
Benchmark Mortgage Trust , 2020-B17 , A2 , 2.211% , 3/15/53 ...
United States 12,293 11,653
j
CD Mortgage Trust , 2017-CD6 , B , FRN , 3.911% , 11/13/50 ..... United States 14,000 13,396
j
CFCRE Commercial Mortgage Trust , 2017-C8 , B , FRN , 4.199% ,
6/15/50 ......................................... United States 14,000 13,625
Citigroup Commercial Mortgage Trust , 2016-C3 , A4 , 3.154% ,
11/15/49 ........................................ United States 21,000 20,775
j
COMM Mortgage Trust ,
2014-CR17, C, FRN, 4.781%, 5/10/47 .................. United States 25,000 23,252
2014-UBS6, C, FRN, 4.408%, 12/10/47 ................. United States 6,026 5,968
b,j,k
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.048% , 1/15/49 ......................... United States 454,169 107
CSAIL Commercial Mortgage Trust ,
j
2015-C1, B, FRN, 3.833%, 4/15/50 .................... United States 21,434 20,527
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 16,000 15,853
j
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 15,000 14,800
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 13,000 11,814
j,k
2020-C19, XA, IO, FRN, 1.085%, 3/15/53 ................ United States 1,014,799 34,728
j,k
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.605% , 12/15/49 .... United States 735,327 1,570
j
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.755%, 6/15/51 .................... United States 11,000 10,035
k
2018-C8, XA , IO, FRN, 0.587%, 6/15/51 ................. United States 833,008 9,180
j
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.639%, 8/15/45 ............... United States 12,417 12,192
2013-C10, B, FRN, 3.952%, 7/15/46 ................... United States 11,059 10,562
2015-C22, C, FRN, 3.972%, 4/15/48 ................... United States 31,000 27,469
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 22,000 21,779
j,k
Morgan Stanley Capital I Trust , 2018-H3 , XA , IO, FRN , 0.776% ,
7/15/51 ......................................... United States 1,089,604 17,771
j
Wells Fargo Commercial Mortgage Trust ,
2015-LC20, C, FRN, 4.056%, 4/15/50 .................. United States 3,995 3,869
2020-C57, C, FRN, 4.023%, 8/15/53 ................... United States 16,000 14,686
j
WFRBS Commercial Mortgage Trust ,
b,l
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 8,056 2,961
2013-C11, C, FRN, 4.011%, 3/15/45 .................... United States 47,000 45,607
b
2013-C15, D, 144A, FRN, 4.145%, 8/15/46 .............. United States 9,951 5,722
385,283
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $403,209) .................
385,283

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 9.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 495,787 $ 448,083
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 9,159 9,523
457,606
Federal National Mortgage Association (FNMA) Fixed Rate 6.8%
FNMA, 4%, 1/01/57 .................................. United States 28,288 26,936
FNMA, 30 Year, 2.5%, 7/01/51 ......................... United States 709,038 600,197
FNMA, 30 Year, 3%, 4/01/46 - 11/01/48 ................... United States 322,329 292,014
FNMA, 30 Year, 5%, 9/01/52 ........................... United States 724,969 727,939
m
Uniform Mortgage-Backed Securities, 2%, TBA, 1/25/56 ...... United States 50,000 40,430
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 1/25/41 ..... United States 1,000,000 946,289
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 1/25/56 ..... United States 2,080,000 1,758,738
m
Uniform Mortgage-Backed Securities, 3.5%, TBA, 1/25/56 ..... United States 1,000,000 924,648
m
Uniform Mortgage-Backed Securities, 5%, TBA, 1/25/41 ...... United States 30,000 30,387
m
Uniform Mortgage-Backed Securities, 5%, TBA, 1/25/56 ...... United States 1,200,000 1,196,906
m
Uniform Mortgage-Backed Securities, 6%, TBA, 1/25/56 ...... United States 100,000 102,688
6,647,172
Government National Mortgage Association (GNMA) Fixed Rate 2.5%
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 394,833 404,859
m
GNMA II, Single-family, 30 Year, 2%, 1/15/56 ............... United States 30,000 24,853
GNMA II, Single-family, 30 Year, 3%, 10/20/50 .............. United States 380,397 343,639
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 4/20/51 ....... United States 380,763 343,382
m
GNMA II, Single-family, 30 Year, 3%, 1/15/56 ............... United States 1,000,000 898,711
GNMA II, Single-family, 30 Year, 5.5%, 6/20/53 - 7/20/53 ...... United States 217,243 221,823
m
GNMA II, Single-family, 30 Year, 6%, 1/15/56 ............... United States 100,000 101,918
GNMA II, Single-family, 30 Year, 6.5%, 5/20/37 - 11/20/39 ..... United States 80,187 85,951
2,425,136
Total Mortgage-Backed Securities (Cost $9,805,227) ...........................
9,529,914
Residential Mortgage-Backed Securities 0.7%
Financial Services 0.7%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 53,624 54,366
g
Alternative Loan Trust ,
2006-OA10, 4A1, FRN, 4.226%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 55,282 49,302
2006-OA7, 1A2, FRN, 4.969%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 32,133 32,211
b,g
Chase Home Lending Mortgage Trust , 2024-11 , A11 , 144A, FRN ,
5.124% , ( 30-day SOFR Average + 1.25% ), 11/25/55 ........ United States 40,139 40,114
j
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.934% ,
5/25/35 ......................................... United States 3,285 3,242
b,j
Ellington Financial Mortgage Trust , 2020-2 , A2 , 144A, FRN ,
1.486% , 10/25/65 .................................. United States 13,900 13,259
b,j
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 304 303
b,g
FHLMC STACR REMIC Trust ,
2022-DNA2, M1A, 144A, FRN, 5.174%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 16,038 16,046
2022-DNA5, M1A, 144A, FRN, 6.824%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 6,452 6,575
2025-DNA1, A1, 144A, FRN, 4.824%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 29,150 29,165
2025-DNA3, M1, 144A, FRN, 4.974%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 11,148 11,172

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1M2, FRN, 10.739%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 10,896 $ 10,995
2016-C01, 2M2, FRN, 10.939%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 6,264 6,324
2016-C03, 2M2, FRN, 9.889%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 1,351 1,371
2016-C05, 2M2, FRN, 8.439%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 22,356 22,656
2016-C06, 1M2, FRN, 8.239%, ( 30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 17,736 17,974
2016-C07, 2M2, FRN, 8.339%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 42,369 43,358
2017-C02, 2M2C, FRN, 7.639%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 48,279 49,344
b
2024-R06, 1A1, 144A, FRN, 5.024%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 8,536 8,557
b
2025-R02, 1A1, 144A, FRN, 4.874%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 9,594 9,613
b
2025-R02, 1M1 , 144A, FRN, 5.024%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 8,437 8,452
b
2025-R03, 2A1, 144A, FRN, 5.324%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 7,374 7,412
b
2025-R04, 1M1, 144A, FRN, 5.074%, ( 30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 11,846 11,880
b
2025-R06, 1A1, 144A, FRN, 4.774%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 9,497 9,509
b,g
J.P. Morgan Mortgage Trust , 2025-1 , A11 , 144A, FRN , 5.124% ,
( 30-day SOFR Average + 1.25% ), 6/25/55 ............... United States 47,709 47,679
b,j
RMF Buyout Issuance Trust , 2020-HB1 , A1 , 144A, FRN , 1.719% ,
10/25/50 ........................................ United States 38,683 36,535
b,j
Visio Trust , 2020-1 , A3 , 144A, FRN , 3.521% , 8/25/55 ........ United States 117,000 113,608
g
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR9 ,
A1C3 , FRN , 4.806% , ( 1-month SOFR + 1.074% ), 7/25/45 ... United States 12,171 12,042
673,064
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $669,662) ..................
673,064
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
g
FHLMC ,
3065, DC, FRN, 7.565%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 6,188 6,481
3408, EK, FRN, 9.302%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 2,656 3,201
g
FNMA ,
2024-89, FA, FRN, 5.074%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 18,643 18,713
2025-41, FA, FRN, 5.024%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 12,586 12,632
GNMA ,
j,k
2015-H26, DI, IO, FRN, 1.966%, 10/20/65 ............... United States 45,299 2,261

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
g
2024-78, QF, FRN, 5.018%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 20,544 $ 20,659
63,947
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $63,495) ..........
63,947
Total Long Term Investments (Cost $66,161,862) ..............................
96,587,284
a
Short Term Investments 6.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.1%
n,o
U.S. Treasury Bills, 3.18%, 1/20/26 ...................... United States 1,000,000 998,236
Total U.S. Government and Agency Securities (Cost $997,985) ..................
998,236
Shares
Management Investment Companies 5.4%
p,q
Putnam Short Term Investment Fund, Class P, 3.967% ....... United States 5,284,771 5,284,771
Total Management Investment Companies (Cost $5,284,771) ...................
5,284,771
Total Short Term Investments (Cost $6,282,756 ) ...............................
6,283,007
a
Total Investments (Cost $72,444,618) 105.8% .................................
$102,870,291
TBA Sale Commitments (1.7)% ..............................................
(1,622,852)
Other Assets, less Liabilities (4.1)% .........................................
(3,961,367)
Net Assets 100.0% .........................................................
$97,286,072
a a a
Principal
Amount
*
r
TBA Sale Commitments (1.7)%
Mortgage-Backed Securities (1.7)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.2)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 1/25/56 .................................. United States (50,000) (47,433)
6.5%, TBA, 1/25/56 ................................ United States (100,000) (103,940)
(151,373)
Government National Mortgage Association (GNMA) Fixed Rate (1.5)%
GNMA II, Single-family, 30 Year ,
5.5%, 1/15/56 .................................... United States (1,150,000) (1,161,331)
6.5%, 1/15/56 .................................... United States (300,000) (310,148)
(1,471,479)
Total TBA Sale Commitments (Proceeds $(1,618,043)) .........................
$(1,622,852)

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non -income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $4,931,573, representing 5.1% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
Income may be received in additional securities and/or cash.
f
See Note 1 ( g ) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
m
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
n
The rate shown represents the yield at period end.
o
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the value of this security pledged amounted to
$986,256, representing 1.0% of net assets.
p
See Note 3 ( f ) regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
r
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Russell 2000 E-Mini Index ...................... Long 16 $ 1,998,400 3/20/26 $ (45,033)
S&P 500 E-Mini Index ......................... Short 43 14,818,875 3/20/26 (24,398)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 26 2,923,375 3/20/26 18,209
U.S. Treasury 2 Year Notes ..................... Long 26 5,428,516 3/31/26 (1,861)
U.S. Treasury 5 Year Notes ..................... Long 36 3,934,969 3/31/26 (15,758)
U.S. Treasury Long Bonds ..................... Long 21 2,427,469 3/20/26 (30,429)
U.S. Treasury Ultra Bonds ...................... Long 12 1,416,000 3/20/26 (32,249)
Total Futures Contracts ...................................................................... $(131,519)
*
As of period end.

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 38,900 25,931 1/14/26 $ 30 $ —
Australian Dollar .... BZWS Buy 72,900 47,495 1/14/26 1,167 (8)
Australian Dollar .... CITI Buy 38,500 24,988 1/14/26 707 —
Australian Dollar .... GSCO Buy 64,300 41,894 1/14/26 1,020 —
Australian Dollar .... MSCO Buy 64,600 42,160 1/14/26 954 —
Australian Dollar .... SSBT Buy 42,700 27,766 1/14/26 731 —
Australian Dollar .... TDOM Buy 44,400 28,889 1/14/26 743 —
Australian Dollar .... TDOM Sell 268,800 175,462 1/14/26 — (3,934)
Australian Dollar .... UBSW Buy 37,000 24,020 1/14/26 673 —
Australian Dollar .... WPAC Buy 98,700 64,464 1/14/26 1,408 —
Canadian Dollar .... BOFA Buy 17,000 12,192 1/14/26 199 —
Canadian Dollar .... MSCO Buy 100 72 1/14/26 1 —
Canadian Dollar .... WPAC Buy 28,300 20,258 1/14/26 369 —
Israeli New Shekel .. BOFA Sell 36,300 11,043 1/14/26 — (355)
Israeli New Shekel .. BZWS Sell 3,500 1,063 1/14/26 — (36)
Israeli New Shekel .. GSCO Sell 644,100 196,360 1/14/26 — (5,885)
Israeli New Shekel .. HSBK Buy 93,200 28,323 1/14/26 942 —
Israeli New Shekel .. UBSW Sell 38,600 11,726 1/14/26 — (394)
New Zealand Dollar . MSCO Buy 14,300 8,227 1/14/26 10 —
Hong Kong Dollar ... BZWS Buy 47,900 6,173 2/11/26 — (10)
Hong Kong Dollar ... CITI Buy 18,800 2,423 2/11/26 — (4)
Hong Kong Dollar ... GSCO Buy 922,000 118,817 2/11/26 — (191)
Hong Kong Dollar ... HSBK Buy 8,700 1,119 2/11/26 — —
Hong Kong Dollar ... HSBK Sell 334,900 43,138 2/11/26 49 —
Hong Kong Dollar ... MSCO Buy 26,300 3,389 2/11/26 — (5)
Hong Kong Dollar ... SSBT Buy 24,400 3,145 2/11/26 — (5)
Hong Kong Dollar ... UBSW Sell 78,200 10,077 2/11/26 16 —
Singapore Dollar .... BOFA Buy 7,100 5,502 2/11/26 35 —
Singapore Dollar .... BZWS Buy 3,300 2,557 2/11/26 16 —
Singapore Dollar .... HSBK Buy 94,300 73,083 2/11/26 462 —
Singapore Dollar .... HSBK Sell 99,100 77,045 2/11/26 — (244)
Singapore Dollar .... MSCO Buy 26,200 20,242 2/11/26 192 —
Singapore Dollar .... SSBT Buy 165,000 127,478 2/11/26 1,207 —
Japanese Yen ...... BOFA Buy 10,912,800 71,273 2/12/26 — (1,368)
Japanese Yen ...... BZWS Buy 8,700 57 2/12/26 — (1)
Japanese Yen ...... CITI Sell 21,672,200 141,536 2/12/26 2,707 —
Japanese Yen ...... HSBK Sell 2,089,400 13,646 2/12/26 262 —
Japanese Yen ...... JPHQ Sell 38,067,300 246,703 2/12/26 2,850 —
Japanese Yen ...... MSCO Buy 43,381,300 281,704 2/12/26 — (3,810)
Japanese Yen ...... SSBT Buy 2,588,000 16,817 2/12/26 — (239)
Japanese Yen ...... UBSW Buy 4,922,100 31,985 2/12/26 — (455)
British Pound ...... BOFA Buy 19,000 25,520 3/17/26 86 —
British Pound ...... BZWS Buy 90,600 121,690 3/17/26 412 —
British Pound ...... CITI Sell 193,600 260,034 3/17/26 — (882)
British Pound ...... GSCO Buy 10,900 14,642 3/17/26 47 —
British Pound ...... GSCO Sell 160,900 216,114 3/17/26 — (732)
British Pound ...... HSBK Buy 3,100 4,167 3/17/26 11 —
British Pound ...... HSBK Sell 39,500 53,015 3/17/26 — (219)
British Pound ...... JPHQ Sell 138,500 186,016 3/17/26 — (641)
British Pound ...... MSCO Sell 17,100 22,830 3/17/26 — (216)
British Pound ...... SSBT Buy 91,400 122,026 3/17/26 1,155 —
British Pound ...... TDOM Buy 26,200 34,980 3/17/26 330 —
Danish Krone ...... BOFA Buy 425,700 67,375 3/17/26 — (117)

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Danish Krone ...... CITI Sell 364,200 57,603 3/17/26 $ 62 $ —
Danish Krone ...... JPHQ Sell 48,100 7,614 3/17/26 14 —
Danish Krone ...... MSCO Buy 2,600 411 3/17/26 — —
Danish Krone ...... SSBT Sell 163,700 25,866 3/17/26 3 —
Danish Krone ...... UBSW Buy 36,200 5,720 3/17/26 — (1)
Euro ............. BOFA Buy 32,000 37,793 3/17/26 — (62)
Euro ............. BZWS Buy 2,700 3,189 3/17/26 — (5)
Euro ............. CITI Buy 3,600 4,241 3/17/26 4 —
Euro ............. CITI Sell 62,100 73,343 3/17/26 119 —
Euro ............. GSCO Buy 16,200 19,065 3/17/26 37 —
Euro ............. GSCO Sell 61,100 72,165 3/17/26 121 —
Euro ............. HSBK Sell 168,000 198,407 3/17/26 316 —
Euro ............. MSCO Sell 97,100 114,507 3/17/26 15 (1)
Euro ............. SSBT Buy 188,400 222,141 3/17/26 5 —
Euro ............. TDOM Buy 114,300 134,843 3/17/26 — (70)
Euro ............. UBSW Sell 37,000 43,626 3/17/26 — (1)
Norwegian Krone ... BOFA Buy 19,000 1,885 3/17/26 — —
Norwegian Krone ... HSBK Buy 30,000 2,976 3/17/26 — (1)
Norwegian Krone ... JPHQ Sell 1,947,900 193,213 3/17/26 13 —
Norwegian Krone ... MSCO Buy 35,900 3,539 3/17/26 22 —
Norwegian Krone ... UBSW Sell 70,300 6,930 3/17/26 — (42)
Swedish Krona ..... BZWS Buy 735,900 80,000 3/17/26 232 —
Swedish Krona ..... HSBK Buy 1,103,800 120,002 3/17/26 341 —
Swedish Krona ..... MSCO Sell 145,200 15,713 3/17/26 — (117)
Swedish Krona ..... SSBT Buy 314,700 34,058 3/17/26 252 —
Swedish Krona ..... TDOM Buy 160,600 17,380 3/17/26 130 —
Swiss Franc ....... BOFA Buy 50,100 63,777 3/17/26 — (48)
Swiss Franc ....... BZWS Buy 16,100 20,497 3/17/26 — (17)
Swiss Franc ....... GSCO Sell 14,600 18,589 3/17/26 17 —
Swiss Franc ....... HSBK Buy 7,000 8,912 3/17/26 — (8)
Swiss Franc ....... HSBK Sell 14,500 18,442 3/17/26 — (3)
Swiss Franc ....... JPHQ Buy 5,300 6,748 3/17/26 — (6)
Swiss Franc ....... MSCO Buy 21,500 27,286 3/17/26 63 —
Swiss Franc ....... SSBT Sell 50,500 64,087 3/17/26 — (151)
Total Forward Exchange Contracts ................................................... $20,557 $(20,284)
Net unrealized appreciation (depreciation) ............................................ $273
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
At December 31, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 448,000 $ 34,760 $ 35,771 $ (1,011)
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 4,011,000 91,939 91,399 540
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $126,699 $127,170 $(471)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 21,000 882 3,801 (2,919)
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 22,000 924 4,906 (3,982)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 43,000 (1,806) (2,593) 787
Investment
Grade
Total OTC Swap Contracts .............................................. $— $6,114 $(6,114)
Total Credit Default Swap Contracts .................................... $126,699 $ 133,284 $(6,585)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 871,000 $ (2,683) $ 1,438 $ (4,121)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 2,797,000 7,526 3,648 3,878

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 1,520,000 $ 5,757 $ 4,211 $ 1,546
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.15% .... Annual 12/17/27 97,000 330 310 20
Receive Fixed 3.32% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 176,000 133 212 (79)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 10,000 (67) (114) 47
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 1,917,000 (14,479) 2,625 (17,104)
Receive Fixed 3.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 660,000 (8,686) (4,378) (4,308)
Receive Fixed 3.2% ... Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 47,000 (575) (350) (225)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 1,244,000 9,064 3,779 5,285
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 55,000 494 168 326
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 820,000 18,436 7,659 10,777
Receive Fixed 3.55% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/35 486,000 (10,112) (4,498) (5,614)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.77% .... Annual 3/18/36 108,000 416 (14) 430
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 142,000 2,916 (1,867) 4,783
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 623,000 (14,967) 990 (15,957)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 12/17/55 160,000 7,895 1,467 6,428
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.9% ..... Annual 12/17/55 56,000 2,571 171 2,400
Total Interest Rate Swap Contracts ................................. $3,969 $ 15,457 $(11,488)

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(e) .
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
RCXTPGDL Index
#
.................... 0% At Maturity GSCO 4/21/26 3,900,405 $ 39,958
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 12/17/26 2,919,152 (1,663)
Short
b
RCXTPGSS Index
#
.................... 0% At Maturity GSCO 4/21/26 3,610,624 (36,508)
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 12/17/26 2,915,065 225
Total Return Swap Contracts .................................................................... $2,012
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( RCXTPGDL ) OF COMMON STOCKS
JX Advanced Metals Corp Materials 1,829 $ 22,866 0.58%
Boliden AB Materials 390 21,770 0.56%
Exxon Mobil Corp Energy 176 21,217 0.54%
Telia Co AB Communication Services 4,943 21,117 0.54%
MSCI Inc Financials 37 21,044 0.54%
Chevron Corp Energy 138 20,998 0.54%
AT&T Inc Communication Services 840 20,866 0.53%
ConocoPhillips Energy 223 20,852 0.53%
Eni SpA Energy 1,101 20,816 0.53%
Norsk Hydro ASA Materials 2,706 20,808 0.53%
Engie SA Utilities 791 20,807 0.53%
Airbnb Inc Consumer Discretionary 153 20,788 0.53%
BP PLC Energy 3,567 20,766 0.53%
Iberdrola SA Utilities 956 20,726 0.53%
Aristocrat Leisure Ltd Consumer Discretionary 533 20,673 0.53%
NN Group NV Financials 268 20,665 0.53%
United Utilities Group PLC Utilities 1,285 20,635 0.53%
TotalEnergies SE Energy 315 20,580 0.53%
Smiths Group PLC Industrials 648 20,499 0.52%
Holcim AG Materials 208 20,446 0.52%
SS&C Technologies Holdings Inc Industrials 234 20,441 0.52%
Telenor ASA Communication Services 1,417 20,426 0.52%
Amadeus IT Group SA Consumer Discretionary 276 20,383 0.52%
Intertek Group PLC Industrials 327 20,330 0.52%
Veralto Corp Industrials 204 20,309 0.52%
Osaka Gas Co Ltd Utilities 583 20,209 0.52%
Allegion plc Industrials 127 20,162 0.51%
Endesa SA Utilities 560 20,130 0.51%
Danone SA Consumer Staples 223 20,123 0.51%

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGDL) OF COMMON STOCKS (continued)
Idemitsu Kosan Co Ltd Energy 2,664 $ 20,103 0.51%
Avery Dennison Corp Materials 110 20,083 0.51%
Graco Inc Industrials 244 20,035 0.51%
Honeywell International Inc Industrials 102 19,895 0.51%
Automatic Data Processing Inc Industrials 77 19,838 0.51%
Rio Tinto PLC Materials 246 19,807 0.51%
Jack Henry & Associates Inc Financials 108 19,741 0.50%
Experian PLC Industrials 436 19,735 0.50%
Dai Nippon Printing Co Ltd Industrials 1,148 19,729 0.50%
VICI Properties Inc Real Estate 700 19,697 0.50%
Tokyo Gas Co Ltd Utilities 495 19,583 0.50%
Cie Financiere Richemont SA Consumer Discretionary 89 19,432 0.50%
Sandvik AB Industrials 595 19,391 0.49%
PepsiCo Inc Consumer Staples 134 19,297 0.49%
E.ON SE Utilities 1,009 19,106 0.49%
Veeva Systems Inc Health Care 85 18,997 0.48%
George Weston Ltd Consumer Staples 275 18,994 0.48%
GoDaddy Inc Information Technology 153 18,960 0.48%
3M Co Industrials 117 18,690 0.48%
Hartford Insurance Group Inc/The Financials 135 18,668 0.48%
Chubu Electric Power Co Inc Utilities 1,192 18,336 0.47%
A BASKET ( BCFTUSAL ) OF COMMON STOCKS
Freeport-McMoRan Inc Materials 770 39,092 1.34%
Exelixis Inc Health Care 884 38,740 1.33%
Regeneron Pharmaceuticals Inc Health Care 49 37,512 1.29%
Axis Capital Holdings Ltd Financials 344 36,792 1.26%
Natera Inc Health Care 160 36,688 1.26%
Johnson Controls International plc Industrials 305 36,575 1.25%
General Motors Co Consumer Discretionary 446 36,281 1.24%
State Street Corp Financials 279 36,007 1.23%
Valero Energy Corp Energy 218 35,460 1.21%
Cirrus Logic Inc Information Technology 299 35,453 1.21%
MGIC Investment Corp Financials 1,194 34,903 1.20%
QUALCOMM Inc Information Technology 204 34,900 1.20%
Synchrony Financial Financials 411 34,325 1.18%
Booking Holdings Inc Consumer Discretionary 6 34,214 1.17%
Cadence Design Systems Inc Information Technology 108 33,606 1.15%
NRG Energy Inc Utilities 210 33,492 1.15%
Pegasystems Inc Information Technology 551 32,925 1.13%
Unum Group Financials 421 32,643 1.12%
Arista Networks Inc Information Technology 246 32,283 1.11%
Manhattan Associates Inc Information Technology 186 32,224 1.10%
Affiliated Managers Group Inc Financials 111 31,858 1.09%
AutoNation Inc Consumer Discretionary 148 30,556 1.05%
Allison Transmission Holdings Inc Industrials 312 30,542 1.05%
American International Group Inc Financials 356 30,457 1.04%
Cheniere Energy Inc Energy 153 29,820 1.02%
DoorDash Inc Consumer Discretionary 130 29,489 1.01%
Rubrik Inc Information Technology 385 29,412 1.01%
Curtiss-Wright Corp Industrials 52 28,588 0.98%
Equitable Holdings Inc Financials 600 28,578 0.98%
Uber Technologies Inc Industrials 347 28,331 0.97%
Virtu Financial Inc Financials 824 27,455 0.94%
Southwest Airlines Co Industrials 652 26,957 0.92%
Toll Brothers Inc Consumer Discretionary 198 26,761 0.92%
Netflix Inc Communication Services 278 26,039 0.89%

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAL) OF COMMON STOCKS (continued)
Pure Storage Inc Information Technology 387 $ 25,929 0.89%
Lam Research Corp Information Technology 148 25,304 0.87%
Edison International Utilities 421 25,263 0.87%
Textron Inc Industrials 289 25,234 0.86%
Vornado Realty Trust Real Estate 757 25,191 0.86%
Ulta Beauty Inc Consumer Discretionary 41 24,555 0.84%
Boyd Gaming Corp Consumer Discretionary 285 24,324 0.83%
Sandisk Corp/DE Information Technology 101 24,083 0.83%
Docusign Inc Information Technology 352 24,068 0.82%
Spotify Technology SA Communication Services 41 23,558 0.81%
eBay Inc Consumer Discretionary 269 23,452 0.80%
Ventas Inc Real Estate 290 22,437 0.77%
Gap Inc/The Consumer Discretionary 829 21,226 0.73%
NVR Inc Consumer Discretionary 3 21,007 0.72%
Hologic Inc Health Care 276 20,581 0.71%
Louisiana-Pacific Corp Materials 252 20,355 0.70%
A BASKET ( RCXTPGSS ) OF COMMON STOCKS
Canadian Natural Resources Ltd Energy 602 20,412 0.56%
Cellnex Telecom SA Communication Services 623 20,086 0.55%
Aker BP ASA Energy 790 20,041 0.55%
Shell PLC Energy 534 19,688 0.54%
Orange SA Communication Services 1,168 19,475 0.54%
Keppel Ltd Industrials 2,411 19,404 0.54%
PPL Corp Utilities 554 19,399 0.54%
Swisscom AG Communication Services 27 19,345 0.53%
Salmar ASA Consumer Staples 315 19,282 0.53%
Southern Co/The Utilities 220 19,150 0.53%
Visa Inc Financials 55 19,127 0.53%
Wilmar International Ltd Consumer Staples 7,978 19,108 0.53%
Diamondback Energy Inc Energy 126 18,983 0.52%
AvalonBay Communities Inc Real Estate 104 18,916 0.52%
Verizon Communications Inc Communication Services 462 18,814 0.52%
Atmos Energy Corp Utilities 112 18,782 0.52%
Waste Connections Inc Industrials 107 18,752 0.52%
Exelon Corp Utilities 430 18,750 0.52%
RELX PLC Industrials 462 18,748 0.52%
Entergy Corp Utilities 203 18,746 0.52%
Heineken NV Consumer Staples 229 18,729 0.52%
Equifax Inc Industrials 86 18,689 0.52%
CenterPoint Energy Inc Utilities 485 18,602 0.51%
Dominion Energy Inc Utilities 317 18,585 0.51%
American Water Works Co Inc Utilities 142 18,508 0.51%
Realty Income Corp Real Estate 328 18,473 0.51%
Hermes International SCA Consumer Discretionary 7 18,464 0.51%
Paychex Inc Industrials 163 18,326 0.51%
REA Group Ltd Communication Services 150 18,301 0.50%
Kesko Oyj Consumer Staples 805 18,200 0.50%
Zurich Insurance Group AG Financials 24 18,191 0.50%
Walmart Inc Consumer Staples 163 18,179 0.50%
EQT AB Financials 460 18,143 0.50%
Straumann Holding AG Health Care 152 17,873 0.49%
Ferrovial SE Industrials 275 17,860 0.49%
Swiss Life Holding AG Financials 15 17,519 0.48%
Singapore Telecommunications Ltd Communication Services 4,910 17,371 0.48%
Bureau Veritas SA Industrials 543 17,321 0.48%
Land Securities Group PLC Real Estate 2,069 17,306 0.48%

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGSS) OF COMMON STOCKS (continued)
Coca-Cola Co/The Consumer Staples 247 $ 17,262 0.48%
Masco Corp Industrials 268 17,024 0.47%
Glencore PLC Materials 3,108 16,996 0.47%
Essity AB Consumer Staples 583 16,764 0.46%
International Paper Co Materials 422 16,619 0.46%
Marriott International Inc/MD Consumer Discretionary 53 16,519 0.46%
Orkla ASA Consumer Staples 1,454 16,201 0.45%
Allianz SE Financials 35 16,192 0.45%
Pernod Ricard SA Consumer Staples 188 16,138 0.45%
Tourmaline Oil Corp Energy 359 16,132 0.45%
EssilorLuxottica SA Health Care 51 16,120 0.44%
A BASKET ( BCFTUSAS ) OF COMMON STOCKS
Micron Technology Inc Information Technology 153 43,616 1.49%
Oracle Corp Information Technology 193 37,638 1.29%
Coherent Corp Information Technology 200 36,935 1.27%
MKS Inc Information Technology 230 36,701 1.26%
DT Midstream Inc Energy 305 36,472 1.25%
Take-Two Interactive Software Inc Communication Services 142 36,466 1.25%
Roivant Sciences Ltd Health Care 1,671 36,253 1.24%
Diamondback Energy Inc Energy 234 35,131 1.20%
Synopsys Inc Information Technology 72 33,868 1.16%
SoFi Technologies Inc Financials 1,292 33,833 1.16%
Lithia Motors Inc Consumer Discretionary 100 33,111 1.13%
Blue Owl Capital Inc Financials 2,197 32,818 1.12%
Royal Caribbean Cruises Ltd Consumer Discretionary 112 31,267 1.07%
Jack Henry & Associates Inc Financials 167 30,457 1.04%
Monolithic Power Systems Inc Information Technology 33 30,185 1.03%
Gen Digital Inc Information Technology 1,097 29,819 1.02%
Albemarle Corp Materials 210 29,746 1.02%
Dell Technologies Inc Information Technology 236 29,644 1.02%
Aon PLC Financials 83 29,172 1.00%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 1,284 28,667 0.98%
Domino's Pizza Inc Consumer Discretionary 68 28,167 0.97%
Royal Gold Inc Materials 126 28,015 0.96%
Lumentum Holdings Inc Information Technology 75 27,723 0.95%
Bunge Global SA Consumer Staples 310 27,597 0.95%
Kinsale Capital Group Inc Financials 67 26,275 0.90%
Affirm Holdings Inc Financials 348 25,881 0.89%
Somnigroup International Inc Consumer Discretionary 283 25,300 0.87%
NU Holdings Ltd/Cayman Islands Financials 1,494 25,014 0.86%
BWX Technologies Inc Industrials 143 24,662 0.85%
CH Robinson Worldwide Inc Industrials 150 24,183 0.83%
Marriott International Inc/MD Consumer Discretionary 77 23,844 0.82%
Ross Stores Inc Consumer Discretionary 132 23,749 0.81%
RPM International Inc Materials 228 23,684 0.81%
Tyler Technologies Inc Information Technology 52 23,486 0.80%
LPL Financial Holdings Inc Financials 64 22,959 0.79%
Exact Sciences Corp Health Care 224 22,791 0.78%
Strategy Inc Information Technology 150 22,775 0.78%
Texas Instruments Inc Information Technology 128 22,257 0.76%
Equifax Inc Industrials 101 21,949 0.75%
Expand Energy Corp Energy 199 21,918 0.75%
PTC Inc Information Technology 125 21,846 0.75%
NIKE Inc Consumer Discretionary 320 20,360 0.70%
Entegris Inc Information Technology 241 20,294 0.70%
Amdocs Ltd Information Technology 249 20,045 0.69%

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAS) OF COMMON STOCKS (continued)
Healthcare Realty Trust Inc Real Estate 1,155 $ 19,580 0.67%
T Rowe Price Group Inc Financials 189 19,377 0.66%
Stanley Black & Decker Inc Industrials 261 19,352 0.66%
Fox Corp Communication Services 292 18,942 0.65%
Watsco Inc Industrials 56 18,892 0.65%
Trump Media & Technology Group Corp Communication Services 1,399 18,525 0.64%
See Note 9 regarding other derivative information.
See A bbreviations on page 70 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Global Asset
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $67,159,847
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 5,284,771
Value - Unaffiliated issuers .................................................................. $97,585,520
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 5,284,771
Cash .................................................................................... 10,964
Receivables:
Investment securities sold ................................................................... 75,759
Receivable for sales of TBA securities (Note 1 d ) .................................................. 1,618,043
Capital shares sold ........................................................................ 1,575
Dividends and interest ..................................................................... 402,324
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 152,692
Variation margin on futures contracts ........................................................... 80,364
OTC swap contracts (upfront payments ) .......................................................... 8,707
Unrealized appreciation on OTC forward exchange contracts .......................................... 20,557
Unrealized appreciation on OTC swap contracts .................................................... 40,970
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 9
Prepaid expenses .......................................................................... 54,114
Total assets .......................................................................... 105,336,369
Liabilities:
Payables:
Investment securities purchased .............................................................. 48,899
Payable for purchases of TBA securities (Note 1 d ) ................................................ 6,017,336
Capital shares redeemed ................................................................... 24,875
Management fees ......................................................................... 38,734
Administrative fees ........................................................................ 863
Distribution fees .......................................................................... 6,026
Transfer agent fees ........................................................................ 11,611
Professional fees ......................................................................... 113,698
Trustees' fees and expenses ................................................................. 74,131
Variation margin on centrally cleared swap contracts ............................................... 1,446
OTC swap contracts (upfront receipts ) ........................................................... 2,593
Unrealized depreciation on OTC swap contracts .................................................... 45,072
Unrealized depreciation on OTC forward exchange contracts .......................................... 20,284
TBA sale commitments, at value (proceeds $1,618,043) (Note 1d) ...................................... 1,622,852
Accrued expenses and other liabilities ........................................................... 21,877
Total liabilities ......................................................................... 8,050,297
Net assets, at value ................................................................. $97,286,072
Net assets consist of:
Paid-in capital ............................................................................. $59,936,985
Total distributable earnings (losses) ............................................................. 37,349,087
Net assets, at value ................................................................. $97,286,072

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Global Asset
Allocation Fund
Class IA:
Net assets, at value ....................................................................... $69,074,508
Shares outstanding ........................................................................ 3,548,290
Net asset value and maximum offering price per share
a
............................................. $19.47
Class IB:
Net assets, at value ....................................................................... $28,211,564
Shares outstanding ........................................................................ 1,419,090
Net asset value and maximum offering price per share
a
............................................. $19.88
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Global Asset
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,107,066
Non-controlled affiliates (Note 3 f ) ............................................................. 428,198
Interest:
Unaffiliated issuers ........................................................................ 977,072
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (163)
Non-controlled affiliates (Note 3 f ) ............................................................. 173
Total investment income ................................................................... 2,512,346
Expenses:
Management fees (Note 3 a ) ................................................................... 573,527
Administrative fees (Note 3 b ) .................................................................. 1,823
Distribution fees: (Note 3c )
    Class IB ................................................................................ 80,383
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 48,149
    Class IB ................................................................................ 22,318
Custodian fees (Note 4 ) ...................................................................... 44,820
Reports to shareholders fees .................................................................. 27,888
Professional fees ........................................................................... 131,338
Trustees' fees and expenses (Note 3e) ........................................................... 3,250
Other .................................................................................... 7,941
Total expenses ......................................................................... 941,437
Expense reductions (Note 4 ) ............................................................... (237)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (15,916)
Net expenses ......................................................................... 925,284
Net investment income ................................................................ 1,587,062
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 8,237,056
Foreign currency transactions ................................................................ (3,077)
Forward exchange contracts ................................................................. (30,396)
Futures contracts ......................................................................... (1,357,464)
TBA sale commitments ..................................................................... 39,840
Swap contracts ........................................................................... 451,479
Net realized gain (loss) .................................................................. 7,337,438
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,776,271
Translation of other assets and liabilities denominated in foreign currencies .............................. 5,604
Unfunded loan commitments (Note 8 ) .......................................................... 9
Forward exchange contracts ................................................................. 46,140
Futures contracts ......................................................................... (58,689)
TBA sale commitments ..................................................................... (21,186)
Swap contracts ........................................................................... 9,499
Net change in unrealized appreciation (depreciation) ............................................ 4,757,648
Net realized and unrealized gain (loss) ............................................................ 12,095,086
Net increase (decrease) in net assets resulting from operations .......................................... $13,682,148

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT Global Asset Allocation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,587,062 $1,863,184
Net realized gain (loss) ................................................. 7,337,438 12,622,959
Net change in unrealized appreciation (depreciation) ........................... 4,757,648 1,354,252
Net increase (decrease) in net assets resulting from operations ................ 13,682,148 15,840,395
Distributions to shareholders:
Class IA ............................................................ (9,866,995) (1,703,708)
Class IB ............................................................ (4,541,243) (704,262)
Total distributions to shareholders .......................................... (14,408,238) (2,407,970)
Capital share transactions: (Note 2 )
Class IA ............................................................ 1,216,086 (9,053,859)
Class IB ............................................................ (6,003,260) (1,814,348)
Total capital share transactions ............................................ (4,787,174) (10,868,207)
Net increase (decrease) in net assets ................................... (5,513,264) 2,564,218
Net assets:
Beginning of year ....................................................... 102,799,336 100,235,118
End of year ........................................................... $97,286,072 $102,799,336

Putnam Variable Trust
Notes to Financial Statements
Putnam VT Global Asset Allocation Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Global Asset Allocation Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. At
December 31, 2025, 41.4% of the Fund's shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers two classes
of shares: Class IA and Class IB. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Putnam VT Global Asset Allocation Fund
(continued)
than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
1. Organization and Significant Accounting Policies
(continued)
c. Stripped Securities
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Putnam VT Global Asset Allocation Fund
(continued)
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $11,419.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 9 regarding other derivative information.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividends from net investment income are
normally declared daily; these dividends may be reinvested
or paid monthly to shareholders. Distributions from net
realized gains and other distributions, if any, are recorded on ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 53,240 $997,594 28,082 $524,743
Shares issued in reinvestment of distributions .......... 588,372 9,866,995 92,342 1,703,708
Shares redeemed ............................... (515,476) (9,648,503) (593,757) (11,282,310)
Net increase (decrease) .......................... 126,136 $1,216,086 (473,333) $(9,053,859)
Class IB Shares:
Shares sold ................................... 419,858 $8,530,884 330,182 $6,433,962
Shares issued in reinvestment of distributions .......... 264,640 4,541,222 37,441 704,262
Shares redeemed ............................... (956,118) (19,075,366) (458,996) (8,952,572)
Net increase (decrease) .......................... (271,620) $(6,003,260) (91,373) $(1,814,348)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.572% of the Fund’s average daily net assets.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Advisers pays a fee to Putnam Management based on the average net asset value of the Fund and with respect to the other advisory and related services, Advisers pays a fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund. These fees are not an additional expense to the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.750% of the first $5 billion,
0.700% of the next $5 billion,
0.650% of the next $10 billion,
0.600% of the next $10 billion,
0.550% of the next $50 billion,
0.530% of the next $50 billion,
0.520% of the next $100 billion and
0.515% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Global Asset Allocation Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $12,768,794 $25,207,476 $(32,691,499) $— $— $5,284,771 5,284,771 $428,198
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Global Asset Allocation Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.044% ............. $— $221,025 $(221,025) $— $— $— — $173
Total Affiliated Securities ... $12,768,794 $25,428,501 $(32,912,524) $— $— $5,284,771 $428,371
2025 2024
Distributions paid from:
Ordinary income .......................................................... $4,281,624 $2,407,970
Long term capital gain ...................................................... 10,126,614 —
$14,408,238 $2,407,970
Cost of investments .......................................................................... $75,088,964
Unrealized appreciation ........................................................................ $32,188,740
Unrealized depreciation ........................................................................ (6,028,831)
Net unrealized appreciation (depreciation) .......................................................... $26,159,909
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, EU reclaims, passive foreign investment company shares, tax straddles and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$159,365,685 and $170,959,372, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At December 31, 2025, unfunded commitments were as follows:
9. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Distributable earnings:
Undistributed ordinary income ................................................................... $4,366,396
Undistributed long term capital gains .............................................................. 6,750,721
Total distributable earnings ..................................................................... $11,117,117
Borrower Unfunded Commitment
Putnam VT Global Asset Allocation Fund
GC Ferry Acquisition I, Inc. $ 1,458
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Global Asset Allocation Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 18,209
a
Variation margin on futures
contracts
$ 80,297
a
Variation margin on centrally
cleared swap contracts
35,920
a
Variation margin on centrally
cleared swap contracts
47,408
a
5. Income Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Global Asset Allocation Fund (continued)
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 20,557 Unrealized depreciation on OTC
forward exchange contracts
$ 20,284
Credit contracts ............
Variation margin on centrally
cleared swap contracts
540
a
Variation margin on centrally
cleared swap contracts
1,011
a
OTC swap contracts (upfront
payments)
8,707 OTC swap contracts (upfront
receipts)
2,593
Unrealized appreciation on OTC
swap contracts
787 Unrealized depreciation on OTC
swap contracts
6,901
Equity contracts ...........
Variation margin on futures
contracts
— Variation margin on futures
contracts
69,431
a
Unrealized appreciation on OTC
swap contracts
40,183 Unrealized depreciation on OTC
swap contracts
38,171
Total .................... $124,903 $266,096
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam VT Global Asset Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $22,213 Futures contracts $177,272
Swap contracts (7,518) Swap contracts 26,753
Foreign exchange contracts .....
Forward exchange contracts (30,396) Forward exchange contracts 46,140
Credit contracts ...............
Swap contracts 118,287 Swap contracts (9,911)
Equity contracts ..............
Futures contracts (1,379,677) Futures contracts (235,961)
Swap contracts 340,710 Swap contracts (7,343)
Total ....................... $(936,381) $(3,050)
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
For the year ended December 31, 2025, the average month end notional amount of futures contracts and swap contracts represented $31,907,082 and $28,480,740, respectively. The average month end contract value of forward exchange contracts was $3,443,642.
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 72 .
10. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 1,916,497 $ 253,941 $ — $ 2,170,438
Air Freight & Logistics ................... 195,096 — — 195,096
Automobile Components ................. 62,183 74,945 — 137,128
Automobiles .......................... 1,241,677 139,080 — 1,380,757
Banks ............................... 1,892,033 1,700,223 — 3,592,256
Beverages ........................... 662,468 109,218 — 771,686
Biotechnology ......................... 1,805,420 48,667 — 1,854,087
Broadline Retail ....................... 2,874,855 169,060 — 3,043,915
Building Products ...................... 121,679 43,829 — 165,508
Capital Markets ........................ 2,449,292 433,616 — 2,882,908
Chemicals ........................... 848,625 150,122 — 998,747
Commercial Services & Supplies ........... 62,462 — — 62,462
Communications Equipment .............. 523,027 41,400 — 564,427
Construction & Engineering ............... 63,464 208,719 — 272,183
Construction Materials .................. — 121,591 — 121,591
Consumer Finance ..................... 329,293 — — 329,293
Consumer Staples Distribution & Retail ...... 506,947 141,779 — 648,726
Containers & Packaging ................. 192,515 — — 192,515
Diversified Consumer Services ............ 90,812 — — 90,812
Diversified REITs ...................... 61,142 — — 61,142
Diversified Telecommunication Services ..... 364,768 217,259 — 582,027
Electric Utilities ........................ 767,178 99,737 — 866,915
Electrical Equipment .................... 933,572 321,408 — 1,254,980
Electronic Equipment, Instruments &
Components ........................ 68,862 — — 68,862
Energy Equipment & Services ............. 428,152 — — 428,152
Entertainment ......................... 1,258,452 33,044 — 1,291,496
Financial Services ...................... 1,898,802 173,217 — 2,072,019
Food Products ........................ 181,482 225,410 — 406,892
Gas Utilities .......................... 60,205 35,680 — 95,885
Ground Transportation .................. 379,268 — — 379,268
Health Care Equipment & Supplies ......... 915,573 162,536 — 1,078,109
Health Care Providers & Services .......... 554,980 9,453 — 564,433
Health Care REITs ..................... 64,249 — — 64,249
Health Care Technology ................. 466,392 — — 466,392
Hotels, Restaurants & Leisure ............. 1,242,150 200,934 — 1,443,084
Household Durables .................... 63,695 — — 63,695
Household Products .................... 1,083,795 106,571 — 1,190,366
Independent Power and Renewable Electricity
Producers .......................... 56,304 118,267 — 174,571
Industrial Conglomerates ................ 120,216 101,384 — 221,600
Insurance ............................ 1,809,622 416,360 — 2,225,982
Interactive Media & Services .............. 5,391,574 48,163 — 5,439,737
IT Services ........................... 253,348 46,942 — 300,290
Leisure Products ....................... 64,780 93,156 — 157,936
Life Sciences Tools & Services ............ 62,343 — — 62,343
Machinery ............................ 1,259,637 240,992 — 1,500,629
Marine Transportation ................... — 39,362 — 39,362
11. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Media ............................... $ 66,236 $ 20,966 $ — $ 87,202
Metals & Mining ....................... 139,776 483,032 — 622,808
Mortgage Real Estate Investment Trusts
(REITs) ............................ 60,212 — — 60,212
Multi-Utilities .......................... 373,498 197,260 — 570,758
Oil, Gas & Consumable Fuels ............. 1,054,809 490,457 — 1,545,266
Passenger Airlines ..................... 141,743 238,889 — 380,632
Personal Care Products ................. 62,308 — — 62,308
Pharmaceuticals ....................... 2,529,467 897,656 — 3,427,123
Professional Services ................... 332,315 122,048 — 454,363
Real Estate Management & Development .... 63,834 — — 63,834
Residential REITs ...................... 484,465 — — 484,465
Retail REITs .......................... 486,270 — — 486,270
Semiconductors & Semiconductor Equipment . 8,229,528 428,986 — 8,658,514
Software ............................. 6,016,190 212,460 — 6,228,650
Specialized REITs ...................... 454,818 — — 454,818
Specialty Retail ........................ 497,223 50,709 — 547,932
Technology Hardware, Storage & Peripherals . 4,755,841 — — 4,755,841
Textiles, Apparel & Luxury Goods .......... 76,918 162,798 — 239,716
Tobacco ............................. 582,412 113,205 — 695,617
Trading Companies & Distributors .......... — 225,693 — 225,693
Transportation Infrastructure .............. — 52,948 — 52,948
Wireless Telecommunication Services ....... — 101,221 — 101,221
Convertible Preferred Stocks ................ 26,420 — — 26,420
Convertible Bonds ....................... — 32,453 — 32,453
Corporate Bonds ........................ — 12,933,905 — 12,933,905
Senior Floating Rate Interests ............... — 441,220 — 441,220
Foreign Government and Agency Securities .... — 255,214 — 255,214
Asset-Backed Securities ................... — 64,722 — 64,722
Commercial Mortgage-Backed Securities ...... — 385,283 — 385,283
Mortgage-Backed Securities ................ — 9,529,914 — 9,529,914
Residential Mortgage-Backed Securities ....... — 673,064 — 673,064
Agency Commercial Mortgage-Backed Securities — 63,947 — 63,947
Short Term Investments ................... 5,284,771 998,236 — 6,283,007
Total Investments in Securities ........... $67,367,940 $35,502,351
b
$— $102,870,291
Other Financial Instruments:
Forward Exchange Contracts ............... $— $20,557 $— $20,557
Futures Contracts ....................... 18,209 — — 18,209
Swap Contracts ......................... — 77,430 — 77,430
Unfunded Loan Commitments .............. — 9 — 9
Total Other Financial Instruments ......... $18,209 $97,996 $— $116,205
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 1,622,852 $ — $ 1,622,852
Forward Exchange Contracts ............... — 20,284 — 20,284
Futures Contracts ........................ 149,728 — — 149,728
Swap Contracts ......................... — 93,491 — 93,491
Total Other Financial Instruments ......... $149,728 $1,736,627 $— $1,886,355
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $10,124,393, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Asset Allocation Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.87%

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Global Asset Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
VT Global Asset Allocation Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”)
as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended
December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam VT Global Asset Allocation Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $10,126,614
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $497,189
Section 163(j) Interest Earned §163(j) $1,158,443

Putnam Variable Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38923-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026